UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2025

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)

Column Small Cap Select Fund
CFSSX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Column Small Cap Select Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Column Small Cap Select Fund	$31	0.63%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,107,401,581
Number of Holdings	390
Net Advisory Fee	$2,544,835
Portfolio Turnover	49%
WHAT DID THE FUND INVEST IN? (% of investments as of February 28, 2025)
Sector Breakdown*

Industrials
20.3%
Financials
16.1%
Information Technology
14.8%
Health Care
10.9%
Consumer Discretionary
10.2%
Materials
5.6%
Energy
3.9%
Utilities
3.5%
Communication Services
3.1%
Cash & Other
11.6%

Top Holdings	(%)
First American Government Obligations Fund - Class X	5.8%
Kemper Corp.	1.6%
Enovis Corp.	1.5%
BGC Group, Inc. - Class A	1.4%
Prosperity Bancshares, Inc.	1.4%
Portland General Electric Co.	1.3%
Webster Financial Corp.	1.1%
Silicon Motion Technology Corp. - ADR	1.1%
Tutor Perini Corp.	1.0%
Vimeo, Inc.	1.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Advisor.
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus. In connection with the annual update to the Fund’s registration statement effective December 31, 2024, the Fund updated the Principal Risks of Investing in the Funds (“Principal Risks”) section of the prospectus to remove New Fund Risk. In addition, Sector Risk, related to the potential for heavy exposure to a particular sector of the market, was added to the Principal Risks section of the prospectus.
Column Small Cap Select Fund	PAGE 1	TSR-SAR-89834G620

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://columnfunds.com/literature.
Column Small Cap Select Fund	PAGE 2	TSR-SAR-89834G620

Column Small Cap Fund
CFSLX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Column Small Cap Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Column Small Cap Fund	$30	0.61%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$428,710,777
Number of Holdings	984
Net Advisory Fee	$898,877
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (% of investments as of February 28, 2025)
Sector Breakdown*

Financials
22.2%
Industrials
20.3%
Information Technology
13.6%
Consumer Discretionary
10.8%
Health Care
8.1%
Energy
5.6%
Materials
5.0%
Communication Services
3.1%
Utilities
2.6%
Cash & Other
8.7%

Top Holdings	(%)
First American Government Obligations Fund - Class X	3.9%
Morningstar, Inc.	1.1%
Goosehead Insurance, Inc. - Class A	1.0%
ServisFirst Bancshares, Inc.	0.9%
Auto Trader Group PLC - ADR	0.9%
Enerpac Tool Group Corp.	0.8%
Ryan Specialty Holdings, Inc.	0.8%
Hanover Insurance Group, Inc.	0.8%
nCino, Inc.	0.7%
iShares Russell 2000 Value ETF	0.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Advisor.
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus. In connection with the annual update to the Fund’s registration statement effective December 31, 2024, the Fund updated the Principal Risks of Investing in the Funds (“Principal Risks”) section of the prospectus to remove New Fund Risk. In addition, Sector Risk, related to the potential for heavy exposure to a particular sector of the market, was added to the Principal Risks section of the prospectus.
Column Small Cap Fund	PAGE 1	TSR-SAR-89834G612

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://columnfunds.com/literature.
Column Small Cap Fund	PAGE 2	TSR-SAR-89834G612

Column Mid Cap Select Fund
CFMSX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Column Mid Cap Select Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Column Mid Cap Select Fund	$25	0.51%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$2,218,039,668
Number of Holdings	200
Net Advisory Fee	$3,968,139
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (% of investments as of February 28, 2025)
Sector Breakdown*

Industrials
29.7%
Financials
20.1%
Information Technology
11.4%
Consumer Discretionary
10.4%
Health Care
8.3%
Real Estate
5.4%
Materials
4.2%
Energy
3.2%
Utilities
2.4%
Cash & Other
4.9%

Top Holdings	(%)
First American Government Obligations Fund - Class X	3.0%
AMETEK, Inc.	2.3%
Houlihan Lokey, Inc.	2.1%
Ross Stores, Inc.	2.0%
LPL Financial Holdings, Inc.	1.9%
Broadridge Financial Solutions, Inc.	1.6%
Lennox International, Inc.	1.5%
HEICO Corp. - Class A	1.5%
Teledyne Technologies, Inc.	1.5%
Equifax, Inc.	1.4%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Advisor.
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus. In connection with the annual update to the Fund’s registration statement effective December 31, 2024, the Fund updated the Principal Risks of Investing in the Funds (“Principal Risks”) section of the prospectus to remove New Fund Risk. In addition, Sector Risk, related to the potential for heavy exposure to a particular sector of the market, was added to the Principal Risks section of the prospectus as well as Industrials Sector Risk, a sub-risk of Sector Risk.
Column Mid Cap Select Fund	PAGE 1	TSR-SAR-89834G596

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://columnfunds.com/literature.
Column Mid Cap Select Fund	PAGE 2	TSR-SAR-89834G596

Column Mid Cap Fund
CFMCX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Column Mid Cap Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Column Mid Cap Fund	$24	0.48%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$936,114,987
Number of Holdings	701
Net Advisory Fee	$1,565,065
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (% of investments as of February 28, 2025)
Sector Breakdown*

Industrials
23.7%
Financials
18.4%
Information Technology
12.8%
Health Care
10.7%
Consumer Discretionary
9.5%
Real Estate
4.8%
Materials
4.4%
Energy
4.1%
Consumer Staples
4.0%
Cash & Other
7.6%

Top Holdings	(%)
First American Government Obligations Fund - Class X	2.2%
AMETEK, Inc.	1.2%
Cencora, Inc.	1.2%
Houlihan Lokey, Inc.	1.1%
LPL Financial Holdings, Inc.	1.1%
Lennox International, Inc.	1.0%
Ross Stores, Inc.	1.0%
Westinghouse Air Brake Technologies Corp.	1.0%
Monolithic Power Systems, Inc.	0.9%
Broadridge Financial Solutions, Inc.	0.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Advisor.
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus. In connection with the annual update to the Fund’s registration statement effective  December 31, 2024, the Fund updated the Principal Risks of Investing in the Funds (“Principal Risks”) section of the prospectus to remove New Fund Risk. In addition, Sector Risk, related to the potential for heavy exposure to a particular sector of the market, was added to the Principal Risks section of the prospectus as well as Industrials Sector Risk, a sub-risk of Sector Risk.
Column Mid Cap Fund	PAGE 1	TSR-SAR-89834G588

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://columnfunds.com/literature.
Column Mid Cap Fund	PAGE 2	TSR-SAR-89834G588

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Column Small Cap Select Fund
Column Small Cap Fund
Column Mid Cap Select Fund
Column Mid Cap Fund
Semi-Annual Financial Statements and
Additional Information
February 28, 2025
Investment Adviser
Mason Street Advisors, LLC
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Column Small Cap Select Fund
Schedule of Investments
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 91.9%
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.(a)	5,697	$3,010,580
BWX Technologies, Inc.	31,165	3,240,225
Curtiss-Wright Corp.	9,224	2,966,992
Embraer SA - ADR(a)	81,428	3,880,044
Hexcel Corp.	22,594	1,431,782
Huntington Ingalls Industries, Inc.	16,420	2,883,023
Karman Holdings, Inc.(a)	13,218	416,896
Kratos Defense & Security Solutions, Inc.(a)	26,680	704,085
Leonardo DRS, Inc.(a)	25,936	789,751
Loar Holdings, Inc.(a)	16,666	1,211,118
Mercury Systems, Inc.(a)	56,480	2,508,277
		23,042,773
Air Freight & Logistics — 0.3%
GXO Logistics, Inc.(a)	83,285	3,283,095
Automobile Components — 0.3%
Holley, Inc.(a)	737,146	2,005,037
Lear Corp.	6,553	615,917
Modine Manufacturing Co.(a)	7,807	660,160
		3,281,114
Banks — 8.0%
Banc of California, Inc.	145,020	2,156,448
Bancorp, Inc.(a)	27,929	1,558,997
Cadence Bank	133,540	4,428,186
Comerica, Inc.	109,685	7,056,036
Community Financial System, Inc.	25,234	1,597,060
Cullen/Frost Bankers, Inc.	45,692	6,261,175
First Financial Bankshares, Inc.	20,991	790,521
Glacier Bancorp, Inc.	21,256	1,038,143
Huntington Bancshares, Inc./OH	225,728	3,717,740
Lakeland Financial Corp.	9,110	604,995
National Bank Holdings Corp. - Class A	241,439	10,109,051
Prosperity Bancshares, Inc.	204,385	15,688,593
Stock Yards Bancorp, Inc.	11,231	818,291
Texas Capital Bancshares, Inc.(a)	52,939	4,190,651
UMB Financial Corp.	5,788	638,590
United Community Banks, Inc./GA	32,980	1,062,945
Webster Financial Corp.	215,245	12,122,598
Western Alliance Bancorp	99,349	8,635,415
Zions Bancorp NA	109,600	5,922,784
		88,398,219
Biotechnology — 3.3%
Alkermes PLC(a)	29,589	1,015,790
Apogee Therapeutics, Inc.(a)	48,576	1,527,229

	Shares	Value
Avidity Biosciences, Inc.(a)	43,320	$1,327,325
Blueprint Medicines Corp.(a)	11,545	1,114,901
Bridgebio Pharma, Inc.(a)	48,643	1,697,641
Crinetics Pharmaceuticals, Inc.(a)	114,696	4,103,823
Insmed, Inc.(a)	10,927	891,097
Kymera Therapeutics, Inc.(a)	37,287	1,168,947
Merus NV(a)	33,773	1,590,371
Natera, Inc.(a)	25,768	4,009,243
Nuvalent, Inc. - Class A(a)	16,048	1,203,279
PTC Therapeutics, Inc.(a)	48,862	2,700,114
Rhythm Pharmaceuticals, Inc.(a)	36,905	2,026,454
Spyre Therapeutics, Inc.(a)	44,414	874,956
Travere Therapeutics, Inc.(a)	90,257	1,931,500
Ultragenyx Pharmaceutical, Inc.(a)	40,516	1,738,947
Vaxcyte, Inc.(a)	32,322	2,360,152
Veracyte, Inc.(a)	43,270	1,504,065
Xenon Pharmaceuticals, Inc.(a)	84,219	3,117,787
		35,903,621
Building Products — 1.0%
AAON, Inc.	31,465	2,416,512
Armstrong World Industries, Inc.	6,895	1,059,486
CSW Industrials, Inc.	4,164	1,274,559
Hayward Holdings, Inc.(a)	53,209	770,999
Resideo Technologies, Inc.(a)	224,492	4,312,491
Simpson Manufacturing Co., Inc.	4,995	821,178
Trex Co., Inc.(a)	6,841	422,021
		11,077,246
Capital Markets — 2.5%
Artisan Partners Asset Management, Inc. - Class A	103,580	4,373,148
BGC Group, Inc. - Class A	1,617,570	16,013,943
Evercore, Inc. - Class A	7,219	1,745,554
Hamilton Lane, Inc. - Class A	4,935	771,439
Houlihan Lokey, Inc.	5,115	886,685
Perella Weinberg Partners	166,738	3,853,315
		27,644,084
Chemicals — 2.6%
Ashland, Inc.	146,702	8,922,416
Element Solutions, Inc.	337,998	8,825,128
Hawkins, Inc.	18,650	1,958,063
Kronos Worldwide, Inc.	700,550	6,129,812
Rayonier Advanced Materials, Inc.(a)	407,467	3,137,496
		28,972,915

The accompanying notes are an integral part of these financial statements.

1

Column Small Cap Select Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Commercial Services & Supplies — 1.9%
ACV Auctions, Inc. - Class A(a)	69,563	$1,117,182
Brady Corp. - Class A	8,420	610,197
BrightView Holdings, Inc.(a)	324,139	4,349,945
Casella Waste Systems, Inc. - Class A(a)	4,917	550,802
Clean Harbors, Inc.(a)	8,940	1,909,137
Enviri Corp.(a)	241,410	1,569,165
Matthews International Corp. - Class A	160,706	4,004,794
OPENLANE, Inc.(a)	202,006	4,504,734
Rollins, Inc.	18,785	984,146
Tetra Tech, Inc.	46,289	1,351,176
VSE Corp.	4,687	555,410
		21,506,688
Communications Equipment — 1.5%
Ciena Corp.(a)	114,027	9,073,128
Harmonic, Inc.(a)	24,699	254,647
Ribbon Communications, Inc.(a)	690,653	3,259,882
Viasat, Inc.(a)	282,845	2,472,065
Viavi Solutions, Inc.(a)	153,504	1,716,175
		16,775,897
Construction & Engineering — 2.8%
Arcosa, Inc.	69,852	5,859,186
Construction Partners, Inc. - Class A(a)	14,151	1,026,797
Matrix Service Co.(a)	94,454	1,178,786
MYR Group, Inc.(a)	48,725	5,979,532
Tutor Perini Corp.(a)	396,059	11,640,174
Valmont Industries, Inc.	14,331	4,992,490
WillScot Holdings Corp.(a)	12,001	395,433
		31,072,398
Construction Materials — 0.5%
Eagle Materials, Inc.	7,504	1,697,480
Knife River Corp.(a)	33,916	3,245,083
		4,942,563
Consumer Finance — 0.9%
Bread Financial Holdings, Inc.	21,594	1,166,076
FirstCash Holdings, Inc.	35,645	4,002,221
LendingClub Corp.(a)	106,804	1,366,023
Upstart Holdings, Inc.(a)	47,050	3,136,823
		9,671,143
Consumer Staples Distribution & Retail — 1.1%
Grocery Outlet Holding Corp.(a)	585,501	6,949,897

	Shares	Value
Sprouts Farmers Market, Inc.(a)	33,096	$4,911,446
		11,861,343
Containers & Packaging — 0.5%
AptarGroup, Inc.	8,300	1,218,025
Avery Dennison Corp.	24,870	4,674,814
		5,892,839
Distributors — 0.1%
Pool Corp.	3,889	1,349,483
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.(a)	7,984	1,035,205
Stride, Inc.(a)	18,532	2,535,178
		3,570,383
Electric Utilities — 1.5%
ALLETE, Inc.	33,483	2,199,498
IDACORP, Inc.	7,400	872,534
Portland General Electric Co.	311,648	13,971,180
		17,043,212
Electrical Equipment — 0.5%
Babcock & Wilcox Enterprises, Inc.(a)	264,676	285,850
Bloom Energy Corp. - Class A(a)	118,093	2,836,594
Enovix Corp.(a)	79,944	713,100
NEXTracker, Inc. - Class A(a)	36,350	1,600,127
		5,435,671
Electronic Equipment, Instruments & Components — 2.0%
Advanced Energy Industries, Inc.	7,549	869,418
Badger Meter, Inc.	7,488	1,574,951
Celestica, Inc.(a)	12,280	1,314,574
Coherent Corp.(a)	42,174	3,171,063
Innoviz Technologies Ltd.(a)	212,367	156,961
Insight Enterprises, Inc.(a)	10,075	1,550,341
IPG Photonics Corp.(a)	23,208	1,350,474
Itron, Inc.(a)	20,955	2,281,790
Knowles Corp.(a)	16,470	273,237
Littelfuse, Inc.	7,253	1,683,494
nLight, Inc.(a)	71,227	653,152
Novanta, Inc.(a)	4,496	650,301
OSI Systems, Inc.(a)	18,440	3,802,512
Rogers Corp.(a)	7,085	566,375
Teledyne Technologies, Inc.(a)	4,090	2,106,432
		22,005,075

The accompanying notes are an integral part of these financial statements.

2

Column Small Cap Select Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Energy Equipment & Services — 1.2%
Archrock, Inc.	45,957	$1,246,354
Cactus, Inc. - Class A	12,817	673,405
Innovex International, Inc.(a)	38,715	708,872
Oceaneering International, Inc.(a)	34,981	772,730
Patterson-UTI Energy, Inc.	138,913	1,154,367
TechnipFMC PLC	197,485	5,813,958
TETRA Technologies, Inc.(a)	467,493	1,771,799
Tidewater, Inc.(a)	20,169	920,110
		13,061,595
Entertainment — 0.7%
Lions Gate Entertainment Corp. - Class B(a)	324,516	2,858,986
Vivid Seats, Inc. - Class A(a)	1,270,389	5,259,410
		8,118,396
Financial Services — 0.5%
Cannae Holdings, Inc.	32,495	651,200
Flywire Corp.(a)	51,768	590,155
Jack Henry & Associates, Inc.	4,620	801,986
Paymentus Holdings, Inc. - Class A(a)	42,450	1,163,130
Remitly Global, Inc.(a)	55,282	1,326,768
Shift4 Payments, Inc. - Class A(a)	8,430	832,462
		5,365,701
Food Products — 0.5%
Darling Ingredients, Inc.(a)	26,592	959,705
Freshpet, Inc.(a)	23,619	2,527,941
Hain Celestial Group, Inc.(a)	130,841	468,411
TreeHouse Foods, Inc.(a)	65,135	2,050,450
		6,006,507
Gas Utilities — 0.9%
Atmos Energy Corp.	22,539	3,428,858
Chesapeake Utilities Corp.	5,247	666,002
New Jersey Resources Corp.	62,158	3,007,204
Spire, Inc.	43,275	3,326,116
		10,428,180
Ground Transportation — 1.0%
Proficient Auto Logistics, Inc.(a)	568,280	5,944,209
RXO, Inc.(a)	202,740	4,150,088
Saia, Inc.(a)	2,451	1,003,537
		11,097,834
Health Care Equipment & Supplies — 4.6%
Accuray, Inc.(a)	319,859	642,917
AtriCure, Inc.(a)	49,748	1,927,238
Avanos Medical, Inc.(a)	53,968	812,218

	Shares	Value
CONMED Corp.	16,738	$990,387
CytoSorbents Corp.(a)	6,648	7,047
Enovis Corp.(a)	422,250	16,319,963
Glaukos Corp.(a)	28,614	3,434,252
Globus Medical, Inc. - Class A(a)	66,497	5,341,039
Haemonetics Corp.(a)	64,320	4,212,960
Inspire Medical Systems, Inc.(a)	3,410	632,862
Integer Holdings Corp.(a)	17,031	2,098,219
Integra LifeSciences Holdings Corp.(a)	48,075	1,115,821
Merit Medical Systems, Inc.(a)	4,887	498,669
OraSure Technologies, Inc.(a)	204,714	712,405
QuidelOrtho Corp.(a)	16,955	678,030
Teleflex, Inc.	53,825	7,145,269
TransMedics Group, Inc.(a)	17,157	1,309,422
UFP Technologies, Inc.(a)	3,083	701,660
Varex Imaging Corp.(a)	68,173	876,705
Zimvie, Inc.(a)	71,016	942,382
		50,399,465
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.(a)	98,687	2,958,636
Chemed Corp.	3,424	2,057,139
CorVel Corp.(a)	6,012	662,943
Guardant Health, Inc.(a)	35,126	1,494,611
HealthEquity, Inc.(a)	47,840	5,250,919
Molina Healthcare, Inc.(a)	8,306	2,501,103
Patterson Cos., Inc.	76,643	2,386,663
		17,312,014
Hotels, Restaurants & Leisure — 3.3%
Cava Group, Inc.(a)	12,663	1,203,365
Cheesecake Factory Inc/The	38,809	2,096,850
Dave & Buster's Entertainment, Inc.(a)	235,685	4,923,460
Denny's Corp.(a)	955,724	4,749,948
Dutch Bros, Inc. - Class A(a)	43,543	3,446,864
International Game Technology PLC	336,440	5,965,081
Life Time Group Holdings, Inc.(a)	102,159	3,111,763
Red Rock Resorts, Inc. - Class A	86,115	4,303,166
Shake Shack, Inc. - Class A(a)	20,126	2,185,684
Sportradar Group AG - Class A(a)	63,501	1,372,257
Sweetgreen, Inc. - Class A(a)	25,637	583,498

The accompanying notes are an integral part of these financial statements.

3

Column Small Cap Select Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Hotels, Restaurants & Leisure — (Continued)
Texas Roadhouse, Inc.	10,852	$1,997,745
United Parks & Resorts, Inc.(a)	20,035	1,011,767
		36,951,448
Household Durables — 1.9%
Champion Homes, Inc.(a)	43,652	4,474,330
Installed Building Products, Inc.	29,479	5,052,701
Somnigroup International, Inc.	47,675	3,045,479
Tri Pointe Homes, Inc.(a)	215,941	6,836,692
Whirlpool Corp.	15,185	1,545,681
		20,954,883
Household Products — 0.1%
Church & Dwight Co., Inc.	4,594	510,853
WD-40 Co.	2,419	577,222
		1,088,075
Independent Power and Renewable Electricity Producers — 0.7%
Ormat Technologies, Inc.	78,878	5,508,840
Vistra Corp.	17,505	2,339,718
		7,848,558
Insurance — 3.7%
AMERISAFE, Inc.	12,421	639,185
First American Financial Corp.	90,460	5,942,317
Goosehead Insurance, Inc. - Class A	602	74,172
Hagerty, Inc. - Class A(a)	35,809	362,387
Hanover Insurance Group Inc/The	9,275	1,581,666
HCI Group, Inc.	12,470	1,641,800
Kemper Corp.	271,680	18,360,134
Palomar Holdings, Inc.(a)	16,859	2,169,079
RLI Corp.	18,061	1,374,262
Selective Insurance Group, Inc.	59,990	5,161,840
Skyward Specialty Insurance Group, Inc.(a)	30,729	1,598,523
Stewart Information Services Corp.	11,202	797,582
White Mountains Insurance Group Ltd.	400	739,800
		40,442,747
Interactive Media & Services — 1.5%
Cars.com, Inc.(a)	330,223	4,358,944
QuinStreet, Inc.(a)	80,864	1,583,317

	Shares	Value
Vimeo, Inc.(a)	1,854,556	$10,923,335
		16,865,596
IT Services — 1.3%
Kyndryl Holdings, Inc.(a)	230,980	8,795,719
Unisys Corp.(a)	279,755	1,205,744
Wix.com Ltd.(a)	22,057	4,426,619
		14,428,082
Life Sciences Tools & Services — 0.6%
Bio-Techne Corp.	24,089	1,487,496
Bruker Corp.	39,835	1,881,009
Charles River Laboratories International, Inc.(a)	9,924	1,640,536
ICON PLC(a)	3,679	699,084
Standard BioTools, Inc.(a)	259,142	275,986
Stevanato Group SpA	28,100	523,784
West Pharmaceutical Services, Inc.	2,585	600,599
		7,108,494
Machinery — 4.3%
Allison Transmission Holdings, Inc.	17,670	1,797,922
Chart Industries, Inc.(a)	11,814	2,251,158
Columbus McKinnon Corp./NY	54,000	941,220
Crane Co.	21,453	3,496,624
Enerpac Tool Group Corp.	18,656	863,213
Enpro, Inc.	3,923	714,300
Esab Corp.	24,706	3,095,662
ESCO Technologies, Inc.	7,662	1,263,311
Federal Signal Corp.	32,360	2,630,221
Flowserve Corp.	62,631	3,447,210
Gates Industrial Corp. PLC(a)	118,192	2,557,675
Graco, Inc.	10,123	881,410
Helios Technologies, Inc.	26,350	1,039,508
Hillman Solutions Corp.(a)	58,844	574,317
JBT Marel Corp.	48,697	6,428,004
Kadant, Inc.	4,416	1,653,704
Lincoln Electric Holdings, Inc.	13,265	2,741,743
Lindsay Corp.	7,669	1,013,228
Miller Industries, Inc./TN	5,471	316,880
Nordson Corp.	2,458	516,893
Omega Flex, Inc.	517	18,410
RBC Bearings, Inc.(a)	6,469	2,323,665
SPX Technologies, Inc.(a)	10,123	1,474,415
Standex International Corp.	6,826	1,269,499
Stratasys Ltd.(a)	249,658	2,638,885
Toro Co.	14,416	1,156,307
		47,105,384
Marine Transportation — 0.5%
Kirby Corp.(a)	52,017	5,421,212

The accompanying notes are an integral part of these financial statements.

4

Column Small Cap Select Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Media — 1.0%
Criteo SA - ADR(a)	189,784	$7,365,517
John Wiley & Sons, Inc. - Class A	4,707	187,715
Magnite, Inc.(a)	82,445	1,300,158
Nexstar Media Group, Inc.	10,145	1,716,027
		10,569,417
Metals & Mining — 2.1%
Alcoa Corp.	92,509	3,075,924
Carpenter Technology Corp.	17,225	3,566,781
Cleveland-Cliffs, Inc.(a)	208,642	2,261,679
ERO Copper Corp.(a)	244,578	2,890,912
Materion Corp.	36,800	3,362,048
MP Materials Corp.(a)	50,325	1,208,303
Pan American Silver Corp.	78,628	1,873,705
thyssenkrupp AG	653,998	5,161,693
		23,401,045
Multi-Utilities — 0.3%
Northwestern Energy Group, Inc.	52,610	2,942,477
BKV Corp.(a)	141,325	2,853,352
Oil, Gas & Consumable Fuels — 2.4%
Antero Resources Corp.(a)	106,615	3,912,770
Cameco Corp.	35,816	1,577,337
CNX Resources Corp.(a)	138,448	4,001,147
Devon Energy Corp.	81,516	2,952,510
Gulfport Energy Corp.(a)	10,069	1,709,716
Matador Resources Co.	61,025	3,194,049
Murphy Oil Corp.	116,070	3,074,694
Permian Resources Corp.	230,905	3,253,451
Sitio Royalties Corp. - Class A	43,820	876,400
Texas Pacific Land Corp.	246	351,276
Uranium Energy Corp.(a)	244,808	1,370,925
Viper Energy, Inc.	15,796	735,620
		27,009,895
Passenger Airlines — 0.3%
Alaska Air Group, Inc.(a)	25,007	1,807,506
SkyWest, Inc.(a)	10,220	1,010,860
		2,818,366
Personal Care Products — 0.3%
BellRing Brands, Inc.(a)	50,299	3,685,911
Pharmaceuticals — 1.0%
Amneal Pharmaceuticals, Inc.(a)	212,262	1,840,311
Amphastar Pharmaceuticals, Inc.(a)	381	10,832
Axsome Therapeutics, Inc.(a)	10,178	1,298,102

	Shares	Value
Edgewise Therapeutics, Inc.(a)	35,021	$916,500
Innoviva, Inc.(a)	260,190	4,662,605
Septerna, Inc.(a)	42,223	273,183
Structure Therapeutics, Inc. - ADR(a)	32,875	780,781
WaVe Life Sciences Ltd.(a)	146,509	1,548,600
		11,330,914
Professional Services — 1.6%
Alight, Inc. - Class A	256,557	1,752,284
Conduent, Inc.(a)	668,238	2,365,563
CRA International, Inc.	4,377	845,418
ExlService Holdings, Inc.(a)	47,201	2,286,888
Exponent, Inc.	14,870	1,258,894
FTI Consulting, Inc.(a)	3,375	558,900
KBR, Inc.	116,102	5,692,481
ManpowerGroup, Inc.	52,875	3,047,186
		17,807,614
Real Estate Management & Development — 1.6%
Colliers International Group, Inc.	5,923	759,447
Compass, Inc. - Class A(a)	278,157	2,500,631
Cushman & Wakefield PLC(a)	443,765	5,276,366
FirstService Corp.	11,035	1,946,905
Newmark Group, Inc. - Class A	462,135	6,779,521
		17,262,870
Semiconductors & Semiconductor Equipment — 4.3%
Alpha & Omega Semiconductor Ltd.(a)	113,404	3,433,873
Astera Labs, Inc.(a)	6,441	478,888
CEVA, Inc.(a)	37,152	1,272,828
indie Semiconductor, Inc. - Class A(a)	284,499	856,342
Lattice Semiconductor Corp.(a)	31,728	1,977,924
MACOM Technology Solutions Holdings, Inc.(a)	33,805	3,909,886
MKS Instruments, Inc.	11,312	1,038,668
Power Integrations, Inc.	26,142	1,589,434
Rambus, Inc.(a)	95,572	5,341,519
Semtech Corp.(a)	35,454	1,353,988
Silicon Motion Technology Corp. - ADR	210,844	11,828,348
SiTime Corp.(a)	3,956	613,773
Tower Semiconductor Ltd.(a)	186,322	7,918,685
Veeco Instruments, Inc.(a)	180,824	4,021,526
Wolfspeed, Inc.(a)	243,391	1,406,800
		47,042,482

The accompanying notes are an integral part of these financial statements.

5

Column Small Cap Select Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Software — 5.9%
8x8, Inc.(a)	2,947,152	$7,367,880
Adeia, Inc.	174,294	2,739,902
Alkami Technology, Inc.(a)	49,169	1,516,372
Asana, Inc. - Class A(a)	52,843	1,017,228
BlackLine, Inc.(a)	4,370	211,071
Box, Inc. - Class A(a)	38,601	1,262,253
Clearwater Analytics Holdings, Inc. - Class A(a)	75,353	2,343,478
Cognyte Software Ltd.(a)	285,696	2,551,265
Commvault Systems, Inc.(a)	29,494	5,030,497
Computer Modelling Group Ltd.	39,966	221,811
Confluent, Inc. - Class A(a)	33,884	1,075,478
CyberArk Software Ltd.(a)	13,575	4,939,264
Elastic NV(a)	27,257	3,171,625
Fair Isaac Corp.(a)	881	1,661,874
Freshworks, Inc. - Class A(a)	115,318	1,967,325
Gitlab, Inc. - Class A(a)	17,372	1,045,968
Manhattan Associates, Inc.(a)	8,303	1,468,635
Monday.com Ltd.(a)	7,282	2,161,079
NCR Voyix Corp.(a)	459,588	5,184,153
Nutanix, Inc. - Class A(a)	27,941	2,148,383
OneSpan, Inc.	85,606	1,373,120
Ooma, Inc.(a)	111,494	1,603,284
Qualys, Inc.(a)	8,014	1,053,520
Radware Ltd.(a)	57,000	1,233,480
SPS Commerce, Inc.(a)	10,816	1,440,691
Tyler Technologies, Inc.(a)	2,563	1,559,406
UiPath, Inc. - Class A(a)	133,561	1,642,800
Varonis Systems, Inc.(a)	55,150	2,369,796
Verint Systems, Inc.(a)	70,708	1,595,880
Vertex, Inc. - Class A(a)	23,998	774,895
Xperi, Inc.(a)	137,938	1,166,955
		64,899,368
Specialty Retail — 2.7%
Asbury Automotive Group, Inc.(a)	5,777	1,550,547
Bath & Body Works, Inc.	114,497	4,148,226
Boot Barn Holdings, Inc.(a)	13,665	1,673,006
Caleres, Inc.	44,751	723,176
Carvana Co.(a)	8,484	1,977,620
Floor & Decor Holdings, Inc. - Class A(a)	9,011	870,733
Lithia Motors, Inc.	3,439	1,184,529
National Vision Holdings, Inc.(a)	577,050	7,334,305
ODP Corp.(a)	46,369	721,502
RH(a)	5,659	1,822,594
Tractor Supply Co.	18,713	1,035,765
Valvoline, Inc.(a)	104,837	3,866,389

	Shares	Value
Warby Parker, Inc. - Class A(a)	93,750	$2,318,438
Winmark Corp.	2,294	770,979
		29,997,809
Textiles, Apparel & Luxury Goods — 1.6%
Capri Holdings Ltd.(a)	137,855	3,030,053
Gildan Activewear, Inc.	185,263	10,009,760
Under Armour, Inc. - Class C(a)	704,770	4,475,289
		17,515,102
Trading Companies & Distributors — 4.1%
AerCap Holdings NV	67,198	6,928,114
Air Lease Corp.	162,916	7,806,935
Applied Industrial Technologies, Inc.	6,777	1,698,181
Beacon Roofing Supply, Inc.(a)	58,355	6,735,334
Custom Truck One Source, Inc.(a)	1,985,161	8,794,263
FTAI Aviation Ltd.	28,643	3,686,640
GATX Corp.	15,815	2,641,896
Rush Enterprises, Inc. - Class A	72,555	4,231,407
SiteOne Landscape Supply, Inc.(a)	4,701	593,783
Transcat, Inc.(a)	6,092	484,436
Watsco, Inc.	3,227	1,627,473
		45,228,462
Water Utilities — 0.1%
American States Water Co.	9,824	751,929
TOTAL COMMON STOCKS (Cost $981,413,683)		1,017,850,946
REAL ESTATE INVESTMENT TRUSTS — 2.1%
Industrial REITs — 0.4%
STAG Industrial, Inc.	108,295	3,896,454
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AGNC Investment Corp.	435,045	4,537,519
MFA Financial, Inc.	312,495	3,324,947
		7,862,466
Retail REITs — 1.0%
Brixmor Property Group, Inc.	265,385	7,420,165
NNN REIT, Inc.	88,030	3,736,873
		11,157,038
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,971,482)		22,915,958

The accompanying notes are an integral part of these financial statements.

6

Column Small Cap Select Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
EXCHANGE TRADED FUNDS — 0.9%
iShares Russell 2000 Value ETF	65,990	$10,630,989
TOTAL EXCHANGE TRADED FUNDS (Cost $11,095,953)		10,630,989
SHORT-TERM INVESTMENTS — 5.9%
Money Market Funds — 5.9%
First American Government Obligations Fund - Class X, 4.29%(b)	65,204,730	65,204,730
TOTAL SHORT-TERM INVESTMENTS (Cost $65,204,730)		65,204,730
TOTAL INVESTMENTS — 100.8% (Cost $1,079,685,848)		$1,116,602,623
Liabilities in Excess of Other Assets — (0.8)%		(9,201,042)
TOTAL NET ASSETS — 100.0%		$1,107,401,581

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

7

Column Small Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.4%
Aerospace & Defense — 2.2%
AAR Corp.(a)	9,293	$604,231
Babcock International Group PLC	100,098	845,315
BWX Technologies, Inc.	8,820	917,015
CAE, Inc.(a)	35,623	864,506
Embraer SA - ADR(a)	2,857	136,136
Hexcel Corp.	14,457	916,140
Huntington Ingalls Industries, Inc.	7,022	1,232,923
Leonardo DRS, Inc.(a)	15,224	463,571
Melrose Industries PLC	119,710	969,986
Mercury Systems, Inc.(a)	10,546	468,348
QinetiQ Group PLC	259,729	1,322,634
Senior PLC	317,578	647,128
		9,387,933
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.(a)	6,614	147,691
Cargojet, Inc.	3,523	238,641
GXO Logistics, Inc.(a)	39,974	1,575,775
Hub Group, Inc. - Class A	6,774	278,411
		2,240,518
Automobile Components — 0.6%
American Axle & Manufacturing Holdings, Inc.(a)	13,181	65,378
Dana, Inc.	15,775	234,574
Fox Factory Holding Corp.(a)	7,658	212,356
Gentherm, Inc.(a)	12,103	400,367
Goodyear Tire & Rubber Co.(a)	28,326	267,681
Holley, Inc.(a)	143,835	391,231
LCI Industries	2,614	271,385
Lear Corp.	3,523	331,127
Motorcar Parts of America, Inc.(a)	1,574	16,999
Phinia, Inc.	5,399	266,225
Standard Motor Products, Inc.	1,794	51,183
Stoneridge, Inc.(a)	2,330	13,095
Strattec Security Corp.(a)	100	4,973
Visteon Corp.(a)	2,226	193,039
		2,719,613
Automobiles — 0.2%
Harley-Davidson, Inc.	12,570	323,803
Thor Industries, Inc.	4,414	438,708
Winnebago Industries, Inc.	784	31,681
		794,192
Banks — 11.1%
1st Source Corp.	773	50,168
ACNB Corp.	668	27,368
Amalgamated Financial Corp.	1,815	58,897
Amerant Bancorp, Inc.	396	9,092
Ameris Bancorp	4,566	294,872

	Shares	Value
Arrow Financial Corp.	1,187	$32,085
Associated Banc-Corp.	7,545	187,493
Atlantic Union Bankshares Corp.	10,948	390,515
Axos Financial, Inc.(a)	4,138	276,418
Banc of California, Inc.	27,366	406,932
BancFirst Corp.	25	2,984
Bancorp, Inc.(a)	14,130	788,737
Bank First Corp.	200	20,948
Bank of Hawaii Corp.	2,953	213,266
Bank of Marin Bancorp	923	22,503
Bank of NT Butterfield & Son Ltd.	3,631	140,883
Bank OZK	8,659	415,719
BankUnited, Inc.	5,040	189,403
Banner Corp.	2,340	161,413
Bar Harbor Bankshares	953	30,610
BayCom Corp.	438	12,045
Berkshire Hills Bancorp, Inc.	2,711	77,236
BOK Financial Corp.	797	86,841
Bridgewater Bancshares, Inc.(a)	765	11,093
Brookline Bancorp, Inc.	5,515	65,077
Business First Bancshares, Inc.	1,960	51,999
Byline Bancorp, Inc.	2,079	59,335
C&F Financial Corp.	123	9,803
Cadence Bank	37,805	1,253,614
Camden National Corp.	13,290	584,494
Capital Bancorp, Inc.	382	11,655
Capital City Bank Group, Inc.	856	31,758
Carter Bankshares, Inc.(a)	1,424	24,692
Cathay General Bancorp	4,726	221,886
Central Pacific Financial Corp.	1,922	55,815
Chemung Financial Corp.	162	8,367
ChoiceOne Financial Services, Inc.	568	18,057
City Holding Co.	20	2,380
CNB Financial Corp./PA	1,526	38,074
Coastal Financial Corp./WA(a)	707	69,802
Colony Bankcorp, Inc.	628	10,594
Columbia Banking System, Inc.	69,524	1,858,377
Comerica, Inc.	31,055	1,997,768
Community Financial System, Inc.	4,729	299,298
Community Trust Bancorp, Inc.	1,100	60,049
Community West Bancshares	106	2,045
ConnectOne Bancorp, Inc.	2,576	65,765
CrossFirst Bankshares, Inc.(a)	2,964	47,394
Cullen/Frost Bankers, Inc.	12,181	1,669,162
Customers Bancorp, Inc.(a)	2,735	147,690
Dime Community Bancshares, Inc.	2,761	85,591
Eagle Bancorp, Inc.	1,978	46,008
Eastern Bankshares, Inc.	1,844	32,989
Enterprise Bancorp, Inc./MA	202	8,716

The accompanying notes are an integral part of these financial statements.

8

Column Small Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Enterprise Financial Services Corp.	20,067	$1,185,558
Esquire Financial Holdings, Inc.	481	37,095
Evans Bancorp, Inc.	201	8,725
Fidelity D&D Bancorp, Inc.	193	8,656
Financial Institutions, Inc.	1,179	33,036
First BanCorp/Puerto Rico	40,447	787,503
First Bancorp/Southern Pines NC	19,070	800,177
First Bancshares, Inc.	38	1,355
First Bank/Hamilton NJ	1,610	24,601
First Busey Corp.	3,646	87,468
First Business Financial Services, Inc.	559	29,705
First Commonwealth Financial Corp.	72,755	1,196,092
First Financial Bancorp	5,907	161,911
First Financial Bankshares, Inc.	3,999	150,602
First Financial Corp./IN	764	39,506
First Interstate BancSystem, Inc. - Class A	45,210	1,387,947
First Merchants Corp.	1,718	75,248
First Mid Bancshares, Inc.	1,408	53,645
First of Long Island Corp.	696	9,166
Flushing Financial Corp.	1,703	24,404
FNB Corp./PA	23,403	347,301
FS Bancorp, Inc.	253	9,971
Fulton Financial Corp.	11,518	228,287
German American Bancorp, Inc.	15,235	608,181
Glacier Bancorp, Inc.	4,019	196,288
Great Southern Bancorp, Inc.	702	41,425
Hancock Whitney Corp.	6,247	356,891
Hanmi Financial Corp.	2,235	53,662
HarborOne Bancorp, Inc.	59	684
HBT Financial, Inc.	457	11,425
Heritage Commerce Corp.	4,001	42,451
Heritage Financial Corp./WA	1,726	43,616
HomeStreet, Inc.(a)	24	241
HomeTrust Bancshares, Inc.	999	36,683
Hope Bancorp, Inc.	7,690	83,975
Horizon Bancorp, Inc./IN	2,971	50,626
Huntington Bancshares, Inc./OH	42,339	697,323
Independent Bank Corp.	2,737	187,649
Independent Bank Corp./MI	1,675	56,917
International Bancshares Corp.	4,105	275,035
Kearny Financial Corp./MD	76	531
Lakeland Financial Corp.	1,729	114,823
Mercantile Bank Corp.	1,209	58,286
Metrocity Bankshares, Inc.	1,332	40,333
Metropolitan Bank Holding Corp.(a)	738	44,597
Mid Penn Bancorp, Inc.	976	27,718

	Shares	Value
Midland States Bancorp, Inc.	1,681	$32,578
MVB Financial Corp.	672	12,425
National Bank Holdings Corp. - Class A	18,888	790,841
National Bankshares, Inc.	209	5,877
Northeast Bank	475	47,699
Northfield Bancorp, Inc.	2,447	28,826
Northrim BanCorp, Inc.	428	35,224
Northwest Bancshares, Inc.	7,200	90,864
OceanFirst Financial Corp.	3,769	67,880
OFG Bancorp	3,977	168,983
Old National Bancorp/IN	22,404	532,095
Old Second Bancorp, Inc.	3,088	56,634
Orange County Bancorp, Inc.	356	9,096
Origin Bancorp, Inc.	1,997	77,324
Orrstown Financial Services, Inc.	840	28,140
Pathward Financial, Inc.	1,760	136,418
Peapack-Gladstone Financial Corp.	1,094	35,402
Penns Woods Bancorp, Inc.	73	2,231
Peoples Bancorp, Inc./OH	16,000	512,000
Popular, Inc.	2,876	288,837
Preferred Bank/Los Angeles CA	778	69,048
Premier Financial Corp.	2,483	69,623
Primis Financial Corp.	690	7,252
Prosperity Bancshares, Inc.	30,486	2,340,105
QCR Holdings, Inc.	1,174	88,437
RBB Bancorp	1,252	22,173
Red River Bancshares, Inc.	162	9,145
Renasant Corp.	3,337	120,799
Republic Bancorp, Inc./KY - Class A	583	39,545
S&T Bancorp, Inc.	2,499	100,510
Sandy Spring Bancorp, Inc.	20,456	653,978
Seacoast Banking Corp. of Florida	20,051	567,042
ServisFirst Bancshares, Inc.	41,554	3,798,036
Shore Bancshares, Inc.	1,871	28,318
Simmons First National Corp. - Class A	3,767	82,761
SmartFinancial, Inc.	996	34,581
South Plains Financial, Inc.	846	29,813
Southern First Bancshares, Inc.(a)	504	17,217
Southern Missouri Bancorp, Inc.	616	35,913
Southside Bancshares, Inc.	40	1,230
SouthState Corp.	14,176	1,428,941
Stellar Bancorp, Inc.	822	23,912
Stock Yards Bancorp, Inc.	2,161	157,450
Synovus Financial Corp.	3,913	203,006
Texas Capital Bancshares, Inc.(a)	10,680	845,429
Third Coast Bancshares, Inc.(a)	208	7,451
Timberland Bancorp, Inc./WA	279	8,934
Towne Bank/Portsmouth VA	1,977	72,912
TriCo Bancshares	16,462	719,719
Triumph Financial, Inc.(a)	38,364	2,641,361

The accompanying notes are an integral part of these financial statements.

9

Column Small Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
TrustCo Bank Corp. NY	1,255	$41,428
Trustmark Corp.	2,418	88,475
UMB Financial Corp.	3,871	427,087
United Community Banks, Inc./GA	6,182	199,246
Unity Bancorp, Inc.	290	13,772
Univest Financial Corp.	1,879	57,422
Valley National Bancorp	30,607	301,173
Veritex Holdings, Inc.	3,654	96,246
WaFd, Inc.	5,736	169,728
Washington Trust Bancorp, Inc.	2,933	94,208
Webster Financial Corp.	21,664	1,220,116
West BanCorp, Inc.	973	22,009
Westamerica BanCorp	1,868	97,360
Western Alliance Bancorp	23,875	2,075,215
Wintrust Financial Corp.	428	53,273
WSFS Financial Corp.	27,189	1,476,091
Zions Bancorp NA	31,160	1,683,886
		47,763,844
Beverages — 0.1%
Celsius Holdings, Inc.(a)	10,102	259,520
Biotechnology — 2.2%
ACADIA Pharmaceuticals, Inc.(a)	4,118	80,713
ADMA Biologics, Inc.(a)	35,846	587,516
Alkermes PLC(a)	25,022	859,005
Arcutis Biotherapeutics, Inc.(a)	20,094	275,087
Biohaven Ltd.(a)	7,176	266,804
Blueprint Medicines Corp.(a)	4,971	480,049
Bridgebio Pharma, Inc.(a)	12,617	440,333
Celldex Therapeutics, Inc.(a)	7,744	159,294
Centessa Pharmaceuticals PLC - ADR(a)	14,054	218,540
Crinetics Pharmaceuticals, Inc.(a)	8,069	288,709
Cytokinetics, Inc.(a)	4,506	207,276
Emergent BioSolutions, Inc.(a)	8,944	66,901
Halozyme Therapeutics, Inc.(a)	10,067	595,463
Insmed, Inc.(a)	11,491	937,091
Madrigal Pharmaceuticals, Inc.(a)	2,049	699,262
Metsera, Inc.(a)	3,702	91,735
Mineralys Therapeutics, Inc.(a)	10,719	97,972
Natera, Inc.(a)	3,557	553,434
Newamsterdam Pharma Co. NV(a)	4,484	94,164
Nuvalent, Inc. - Class A(a)	3,320	248,934
Puma Biotechnology, Inc.(a)	4,822	17,263
Revolution Medicines, Inc.(a)	9,859	401,656
Scholar Rock Holding Corp.(a)	8,474	328,961
Twist Bioscience Corp.(a)	9,995	388,006
Vaxcyte, Inc.(a)	7,625	556,777

	Shares	Value
Vera Therapeutics, Inc.(a)	5,381	$161,053
Viking Therapeutics, Inc.(a)	3,752	108,320
		9,210,318
Broadline Retail — 0.8%
Dillard’s, Inc. - Class A	6	2,335
Kohl’s Corp.	14,506	165,513
Macy’s, Inc.	31,054	445,625
Nordstrom, Inc.	10,770	261,603
Ollie’s Bargain Outlet Holdings, Inc.(a)	26,252	2,717,345
		3,592,421
Building Products — 1.9%
AAON, Inc.	32,891	2,526,029
American Woodmark Corp.(a)	2,961	183,819
Apogee Enterprises, Inc.	2,374	113,810
Armstrong World Industries, Inc.	1,293	198,682
CSW Industrials, Inc.	782	239,362
Fortune Brands Innovations, Inc.	9,834	636,457
Hayward Holdings, Inc.(a)	78,118	1,131,930
Insteel Industries, Inc.	2,308	64,947
Janus International Group, Inc.(a)	41,548	336,123
JELD-WEN Holding, Inc.(a)	49,114	270,127
Quanex Building Products Corp.	2,655	51,215
Resideo Technologies, Inc.(a)	42,364	813,812
Simpson Manufacturing Co., Inc.	945	155,358
Trex Co., Inc.(a)	1,280	78,963
UFP Industries, Inc.	14,144	1,513,408
		8,314,042
Capital Markets — 2.4%
Artisan Partners Asset Management, Inc. - Class A	29,445	1,243,168
BGC Group, Inc. - Class A	119,172	1,179,803
Diamond Hill Investment Group, Inc.	48	7,015
FactSet Research Systems, Inc.	1,414	652,901
Hamilton Lane, Inc. - Class A	6,116	956,053
Houlihan Lokey, Inc.	961	166,589
Morningstar, Inc.	15,117	4,742,505
Oppenheimer Holdings, Inc. - Class A	473	31,218
StoneX Group, Inc.(a)	2,060	248,580
Victory Capital Holdings, Inc. - Class A	15,832	1,013,881
Virtus Investment Partners, Inc.	379	71,165
		10,312,878
Chemicals — 1.9%
AdvanSix, Inc.	2,375	66,310
Ashland, Inc.	12,652	769,495
Avient Corp.	26,676	1,140,933
Cabot Corp.	6,345	545,670
Chemours Co.	11,364	169,892
Core Molding Technologies, Inc.(a)	402	5,519
Ecovyst, Inc.(a)	1,676	11,380

The accompanying notes are an integral part of these financial statements.

10

Column Small Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Chemicals — (Continued)
Element Solutions, Inc.	91,741	$2,395,357
Elementis PLC	436,669	831,998
Hawkins, Inc.	6,568	689,574
Huntsman Corp.	28,536	483,114
Intrepid Potash, Inc.(a)	1,040	27,134
LSB Industries, Inc.(a)	5,554	40,711
Mativ Holdings, Inc.	5,663	38,282
NewMarket Corp.	84	47,889
Orion SA	6,551	91,583
Rayonier Advanced Materials, Inc.(a)	5,378	41,411
Stepan Co.	1,910	117,962
Tronox Holdings PLC	55,455	430,331
		7,944,545
Commercial Services & Supplies — 1.6%
ABM Industries, Inc.	11,702	635,770
ACCO Brands Corp.	7,346	34,306
Acme United Corp.	469	18,333
Brady Corp. - Class A	1,590	115,227
BrightView Holdings, Inc.(a)	46,558	624,808
Casella Waste Systems, Inc. - Class A(a)	11,000	1,232,220
Civeo Corp.	1,273	27,370
Clean Harbors, Inc.(a)	4,809	1,026,962
Driven Brands Holdings, Inc.(a)	36,248	635,427
Ennis, Inc.	2,615	55,438
Enviri Corp.(a)	47,574	309,231
HNI Corp.	9,708	452,296
Interface, Inc.	7,638	154,517
OPENLANE, Inc.(a)	38,107	849,786
Rollins, Inc.	3,560	186,508
Steelcase, Inc. - Class A	12,892	156,767
Tetra Tech, Inc.	8,849	258,302
Virco Mfg. Corp.	1,822	18,730
VSE Corp.	889	105,347
		6,897,345
Communications Equipment — 0.9%
Ciena Corp.(a)	24,204	1,925,912
Extreme Networks, Inc.(a)	25,649	396,277
Harmonic, Inc.(a)	4,572	47,137
Lumentum Holdings, Inc.(a)	1,141	80,247
NETGEAR, Inc.(a)	2,917	76,717
Ribbon Communications, Inc.(a)	131,243	619,467
Viasat, Inc.(a)	53,470	467,328
Viavi Solutions, Inc.(a)	29,340	328,021
		3,941,106
Construction & Engineering — 2.2%
Ameresco, Inc. - Class A(a)	2,041	24,084
Arcosa, Inc.	15,511	1,301,063
Argan, Inc.	1,629	212,373
Construction Partners, Inc. - Class A(a)	8,331	604,497

	Shares	Value
Fluor Corp.(a)	11,623	$442,023
Granite Construction, Inc.	4,241	350,222
Great Lakes Dredge & Dock Corp.(a)	7,625	64,736
IES Holdings, Inc.(a)	1,134	202,226
Limbach Holdings, Inc.(a)	1,121	93,043
MasTec, Inc.(a)	5,963	778,708
Matrix Service Co.(a)	2,300	28,704
MYR Group, Inc.(a)	4,290	526,469
Northwest Pipe Co.(a)	275	12,119
Orion Group Holdings, Inc.(a)	4,051	28,843
Primoris Services Corp.	2,368	169,880
Tutor Perini Corp.(a)	2,405	70,683
Valmont Industries, Inc.	7,686	2,677,572
WillScot Holdings Corp.(a)	48,880	1,610,596
		9,197,841
Construction Materials — 0.4%
Eagle Materials, Inc.	1,412	319,409
Knife River Corp.(a)	11,294	1,080,610
Titan America SA(a)	26,486	415,830
		1,815,849
Consumer Finance — 0.9%
Atlanticus Holdings Corp.(a)	139	7,635
Bread Financial Holdings, Inc.	18,105	977,670
Dave, Inc.(a)	3,099	311,945
EZCORP, Inc. - Class A(a)	3,639	50,073
FirstCash Holdings, Inc.	13,850	1,555,078
Green Dot Corp. - Class A(a)	1,259	9,631
LendingClub Corp.(a)	5,572	71,266
Medallion Financial Corp.	799	6,664
Navient Corp.	5,925	84,787
OneMain Holdings, Inc.	5,693	305,942
Regional Management Corp.	372	12,481
SLM Corp.	16,342	493,365
World Acceptance Corp.(a)	210	28,316
		3,914,853
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc.	4,169	178,350
Grocery Outlet Holding Corp.(a)	65,076	772,452
Ingles Markets, Inc. - Class A	1,638	100,639
Natural Grocers by Vitamin Cottage, Inc.	1,745	77,548
PriceSmart, Inc.	16,755	1,497,729
SpartanNash Co.	3,974	80,235
Sprouts Farmers Market, Inc.(a)	185	27,454
United Natural Foods, Inc.(a)	7,919	251,745
Village Super Market, Inc. - Class A	945	29,767
Weis Markets, Inc.	1,459	107,937
		3,123,856

The accompanying notes are an integral part of these financial statements.

11

Column Small Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Containers & Packaging — 0.4%
AptarGroup, Inc.	1,567	$229,958
Avery Dennison Corp.	4,695	882,519
Graphic Packaging Holding Co.	21,040	561,347
		1,673,824
Distributors — 0.1%
Pool Corp.	742	257,474
Diversified Consumer Services — 0.8%
ADT, Inc.	82,039	671,899
American Public Education, Inc.(a)	2,009	42,511
Bright Horizons Family Solutions, Inc.(a)	1,502	194,749
Duolingo, Inc.(a)	1,659	517,724
OneSpaWorld Holdings Ltd.	13,345	254,623
Perdoceo Education Corp.	6,934	177,510
Stride, Inc.(a)	9,435	1,290,708
Universal Technical Institute, Inc.(a)	4,594	129,735
		3,279,459
Diversified Telecommunication Services — 0.1%
ATN International, Inc.	1,084	18,732
Frontier Communications Parent, Inc.(a)	340	12,237
Globalstar, Inc.(a)	6,974	150,569
Iridium Communications, Inc.	7,508	236,952
Liberty Global Ltd. - Class A(a)	5,316	61,453
Liberty Global Ltd. - Class C(a)	7,440	90,098
		570,041
Electric Utilities — 1.0%
ALLETE, Inc.	18,125	1,190,631
IDACORP, Inc.	3,966	467,631
Portland General Electric Co.	56,192	2,519,088
		4,177,350
Electrical Equipment — 0.5%
Atkore, Inc.	798	49,077
Babcock & Wilcox Enterprises, Inc.(a)	65,361	70,590
Bloom Energy Corp. - Class A(a)	23,968	575,711
EnerSys	1,378	139,853
Powell Industries, Inc.	1,200	203,652
Preformed Line Products Co.	112	14,591
Regal Rexnord Corp.	6,893	891,954
Shoals Technologies Group, Inc. - Class A(a)	3,480	10,545
		1,955,973
Electronic Equipment, Instruments & Components — 2.9%
Advanced Energy Industries, Inc.	1,424	164,002
Arrow Electronics, Inc.(a)	695	75,109

	Shares	Value
Avnet, Inc.	9,345	$472,296
Badger Meter, Inc.	403	84,763
Bel Fuse, Inc. - Class B	1,187	99,601
Benchmark Electronics, Inc.	21,230	848,351
Celestica, Inc.(a)	3,485	373,069
Coherent Corp.(a)	3,353	252,112
Crane NXT Co.	10,121	564,954
Daktronics, Inc.(a)	5,006	76,392
ePlus, Inc.(a)	2,718	174,985
Innoviz Technologies Ltd.(a)	43,004	31,784
Insight Enterprises, Inc.(a)	2,860	440,097
IPG Photonics Corp.(a)	6,064	352,864
Itron, Inc.(a)	3,572	388,955
Kimball Electronics, Inc.(a)	2,291	41,284
Knowles Corp.(a)	45,297	751,477
Littelfuse, Inc.	4,332	1,005,501
Methode Electronics, Inc.	2,110	22,999
Mirion Technologies, Inc.(a)	31,362	487,052
M-Tron Industries, Inc.(a)	59	2,334
nLight, Inc.(a)	13,381	122,704
Novanta, Inc.(a)	8,839	1,278,473
OSI Systems, Inc.(a)	3,518	725,447
PC Connection, Inc.	1,435	91,553
Plexus Corp.(a)	3,036	403,545
Rogers Corp.(a)	1,350	107,919
Sanmina Corp.(a)	21,119	1,730,069
ScanSource, Inc.(a)	3,281	120,117
Teledyne Technologies, Inc.(a)	783	403,261
TTM Technologies, Inc.(a)	26,930	649,282
Vishay Intertechnology, Inc.	12,073	206,931
Vishay Precision Group, Inc.(a)	1,019	23,987
		12,573,269
Energy Equipment & Services — 2.1%
Archrock, Inc.	18,990	515,009
Aris Water Solutions, Inc. - Class A	8,179	257,311
Bristow Group, Inc.(a)	2,610	96,674
Cactus, Inc. - Class A	2,423	127,304
ChampionX Corp.	6,746	201,031
Expro Group Holdings NV(a)	63,043	749,581
Geospace Technologies Corp.(a)	904	7,304
Helix Energy Solutions Group, Inc.(a)	16,121	138,963
Helmerich & Payne, Inc.	9,150	242,567
Hunting PLC	112,320	443,116
Innovex International, Inc.(a)	7,399	135,476
KLX Energy Services Holdings, Inc.(a)	1,416	6,613
Kodiak Gas Services, Inc.	2,397	103,071
Liberty Energy, Inc.	52,029	898,541
Nabors Industries Ltd.(a)	597	23,993
Noble Corp. PLC	490	12,691
NOV, Inc.	20,668	308,367
NPK International, Inc.(a)	10,115	61,702

The accompanying notes are an integral part of these financial statements.

12

Column Small Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Energy Equipment & Services — (Continued)
Oceaneering International, Inc.(a)	17,028	$376,149
Oil States International, Inc.(a)	5,223	28,413
Patterson-UTI Energy, Inc.	92,880	771,833
ProFrac Holding Corp. - Class A(a)	1,642	11,806
ProPetro Holding Corp.(a)	8,962	75,639
Ranger Energy Services, Inc. - Class A	1,823	30,462
RPC, Inc.	10,137	56,564
Select Water Solutions, Inc.	33,509	406,464
TechnipFMC PLC	35,127	1,034,139
TETRA Technologies, Inc.(a)	98,311	372,599
Tidewater, Inc.(a)	13,028	594,337
Transocean Ltd.(a)	245,163	723,231
Weatherford International PLC	1,666	103,142
		8,914,092
Entertainment — 0.1%
Lions Gate Entertainment Corp. - Class B(a)	61,276	539,841
Marcus Corp.	2,576	47,244
		587,085
Financial Services — 0.9%
Cannae Holdings, Inc.	6,208	124,408
Enact Holdings, Inc.	1,112	38,231
Essent Group Ltd.	4,852	279,572
Federal Agricultural Mortgage Corp. - Class C	671	140,286
Finance Of America Cos., Inc.(a)	560	12,673
Flywire Corp.(a)	9,660	110,124
International Money Express, Inc.(a)	1,872	28,679
Jack Henry & Associates, Inc.	873	151,544
Jackson Financial, Inc. - Class A	7,745	709,674
Merchants Bancorp/IN	1,400	57,008
MGIC Investment Corp.	471	11,591
NMI Holdings, Inc. - Class A(a)	5,895	214,814
Payoneer Global, Inc.(a)	58,236	497,918
PennyMac Financial Services, Inc.	2,000	207,300
Radian Group, Inc.	10,232	336,735
Shift4 Payments, Inc. - Class A(a)	8,394	828,908
		3,749,465
Food Products — 0.6%
B&G Foods, Inc.	5,743	38,363
Calavo Growers, Inc.	1,113	25,510
Cal-Maine Foods, Inc.	5,347	483,315
Darling Ingredients, Inc.(a)	3,797	137,034
Dole PLC	6,266	91,672

	Shares	Value
Fresh Del Monte Produce, Inc.	4,252	$129,643
Hain Celestial Group, Inc.(a)	25,132	89,973
John B Sanfilippo & Son, Inc.	161	11,378
Mission Produce, Inc.(a)	957	11,819
Nomad Foods Ltd.	33,246	628,349
Seaboard Corp.	27	75,657
Seneca Foods Corp. - Class A(a)	120	9,744
TreeHouse Foods, Inc.(a)	12,380	389,722
Vital Farms, Inc.(a)	12,159	402,585
WK Kellogg Co.	6,524	129,306
		2,654,070
Gas Utilities — 0.7%
Atmos Energy Corp.	4,271	649,747
Chesapeake Utilities Corp.	993	126,042
New Jersey Resources Corp.	11,782	570,013
Spire, Inc.	23,657	1,818,277
		3,164,079
Ground Transportation — 1.3%
ArcBest Corp.	2,471	194,641
Covenant Logistics Group, Inc.	1,804	45,407
Heartland Express, Inc.	3,945	40,712
Hertz Global Holdings, Inc.(a)	3,880	16,179
Knight-Swift Transportation Holdings, Inc.	44,604	2,249,826
Marten Transport Ltd.	6,237	91,809
RXO, Inc.(a)	73,292	1,500,287
Ryder System, Inc.	4,246	698,340
Schneider National, Inc. - Class B	22,222	586,216
Universal Logistics Holdings, Inc.	715	19,448
Werner Enterprises, Inc.	6,822	222,124
		5,664,989
Health Care Equipment & Supplies — 2.5%
Accuray, Inc.(a)	61,129	122,869
Alphatec Holdings, Inc.(a)	73,453	920,366
AtriCure, Inc.(a)	9,319	361,018
Avanos Medical, Inc.(a)	10,105	152,080
Bioventus, Inc. - Class A(a)	3,172	32,164
CONMED Corp.	3,135	185,498
CytoSorbents Corp.(a)	2,059	2,183
Enovis Corp.(a)	31,445	1,215,349
Envista Holdings Corp.(a)	59,919	1,197,182
Globus Medical, Inc. - Class A(a)	10,875	873,480
Haemonetics Corp.(a)	12,149	795,759
Integer Holdings Corp.(a)	3,996	492,307
Integra LifeSciences Holdings Corp.(a)	12,003	278,590
Lantheus Holdings, Inc.(a)	5,637	528,863
Neogen Corp.(a)	38,051	382,413
OraSure Technologies, Inc.(a)	48,817	169,883

The accompanying notes are an integral part of these financial statements.

13

Column Small Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Supplies — (Continued)
QuidelOrtho Corp.(a)	9,314	$372,467
SI-BONE, Inc.(a)	33,789	612,257
Teleflex, Inc.	5,532	734,373
UFP Technologies, Inc.(a)	3,619	823,648
Varex Imaging Corp.(a)	12,766	164,171
Zimvie, Inc.(a)	15,411	204,504
		10,621,424
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.(a)	21,019	630,150
Chemed Corp.	644	386,915
CorVel Corp.(a)	1,131	124,715
Cross Country Healthcare, Inc.(a)	3,374	57,898
DocGo, Inc.(a)	2,836	8,763
Encompass Health Corp.	7,047	705,687
Ensign Group Inc/The	5,378	694,569
GeneDx Holdings Corp.(a)	3,212	330,354
HealthEquity, Inc.(a)	20,956	2,300,131
Molina Healthcare, Inc.(a)	1,564	470,952
National Research Corp.	30,614	446,658
NeoGenomics, Inc.(a)	42,556	425,134
Nutex Health, Inc.(a)	531	29,152
Option Care Health, Inc.(a)	15,725	526,788
Patterson Cos., Inc.	18,552	577,709
Pediatrix Medical Group, Inc.(a)	16,470	243,262
Premier, Inc. - Class A	10,166	184,818
RadNet, Inc.(a)	13,801	765,541
Talkspace, Inc.(a)	78,871	225,571
Tenet Healthcare Corp.(a)	2,250	284,827
US Physical Therapy, Inc.	16,890	1,368,428
		10,788,022
Health Care Technology — 0.1%
Phreesia, Inc.(a)	19,403	514,955
Schrodinger, Inc./United States(a)	4,274	95,353
		610,308
Hotels, Restaurants & Leisure — 1.9%
BJ’s Restaurants, Inc.(a)	2,621	99,939
Boyd Gaming Corp.	7,860	599,404
Brinker International, Inc.(a)	3,164	521,522
Cheesecake Factory, Inc.	4,697	253,779
Cracker Barrel Old Country Store, Inc.	2,638	119,475
Dave & Buster’s Entertainment, Inc.(a)	15,420	322,124
Full House Resorts, Inc.(a)	2,886	13,882
Hilton Grand Vacations, Inc.(a)	36,629	1,571,384
International Game Technology PLC	63,263	1,121,653
Life Time Group Holdings, Inc.(a)	17,769	541,244
Monarch Casino & Resort, Inc.	1,392	127,479

	Shares	Value
Planet Fitness, Inc. - Class A(a)	7,997	$740,122
Playa Hotels & Resorts NV(a)	9,056	120,898
Potbelly Corp.(a)	2,325	29,644
RCI Hospitality Holdings, Inc.	737	36,680
Red Rock Resorts, Inc. - Class A	24,410	1,219,768
Super Group SGHC Ltd.	24,692	185,437
Target Hospitality Corp.(a)	1,214	6,810
Texas Roadhouse, Inc.	2,051	377,568
United Parks & Resorts, Inc.(a)	3,832	193,516
		8,202,328
Household Durables — 2.1%
Century Communities, Inc.	6,645	461,362
Champion Homes, Inc.(a)	13,739	1,408,248
Cricut, Inc. - Class A	4,528	24,451
Dream Finders Homes, Inc. - Class A(a)	81,569	1,950,315
Ethan Allen Interiors, Inc.	2,619	74,642
Flexsteel Industries, Inc.	395	17,771
Hamilton Beach Brands Holding Co. - Class A	933	18,184
Hooker Furnishings Corp.	707	9,241
Hovnanian Enterprises, Inc. - Class A(a)	198	20,139
Installed Building Products, Inc.	8,006	1,372,228
Landsea Homes Corp.(a)	435	3,097
La-Z-Boy, Inc.	7,475	338,169
Lovesac Co.(a)	1,355	28,387
M/I Homes, Inc.(a)	3,206	375,519
Meritage Homes Corp.	4,490	325,390
Mohawk Industries, Inc.(a)	56	6,585
Smith Douglas Homes Corp.(a)	28,764	608,934
Somnigroup International, Inc.	8,997	574,728
Taylor Morrison Home Corp.(a)	6,656	410,276
Tri Pointe Homes, Inc.(a)	9,878	312,737
Whirlpool Corp.	6,338	645,145
		8,985,548
Household Products — 0.1%
Central Garden & Pet Co.(a)	1,067	37,654
Central Garden & Pet Co. - Class A(a)	5,850	184,158
Church & Dwight Co., Inc.	868	96,522
Oil-Dri Corp. of America	1,086	47,903
WD-40 Co.	458	109,288
		475,525
Independent Power and Renewable Electricity Producers — 0.7%
Montauk Renewables, Inc.(a)	4,298	14,742
Ormat Technologies, Inc.	14,852	1,037,264
Talen Energy Corp.(a)	4,255	884,827
TransAlta Corp.	44,655	462,369
Vistra Corp.	3,300	441,078
		2,840,280

The accompanying notes are an integral part of these financial statements.

14

Column Small Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Insurance — 6.2%
Ambac Financial Group, Inc.(a)	3,097	$30,072
American Coastal Insurance Corp.	464	5,633
AMERISAFE, Inc.	2,476	127,415
Assured Guaranty Ltd.	2,963	258,759
Axis Capital Holdings Ltd.	12,892	1,248,977
Brighthouse Financial, Inc.(a)	5,498	326,086
CNO Financial Group, Inc.	55,003	2,293,075
Crawford & Co. - Class A	1,199	14,724
Crawford & Co. - Class B	501	6,122
Employers Holdings, Inc.	1,650	85,470
Enstar Group Ltd.(a)	834	277,555
Fidelis Insurance Holdings Ltd.	39,606	582,604
First American Financial Corp.	25,610	1,682,321
Genworth Financial, Inc. - Class A(a)	31,554	219,300
Goosehead Insurance, Inc. - Class A	34,270	4,222,407
Greenlight Capital Re Ltd. - Class A(a)	1,064	14,822
Hagerty, Inc. - Class A(a)	6,775	68,563
Hanover Insurance Group, Inc.	19,243	3,281,509
HCI Group, Inc.	3,850	506,891
Heritage Insurance Holdings, Inc.(a)	1,089	12,796
Horace Mann Educators Corp.	33,847	1,432,744
Kemper Corp.	20,595	1,391,810
Kinsale Capital Group, Inc.	3,917	1,691,556
Oscar Health, Inc. - Class A(a)	2,324	33,954
Palomar Holdings, Inc.(a)	6,803	875,274
RLI Corp.	3,412	259,619
Ryan Specialty Holdings, Inc.	48,107	3,367,009
Selective Insurance Group, Inc.	17,055	1,467,497
Selectquote, Inc.(a)	304	1,386
SiriusPoint Ltd.(a)	8,968	137,569
Skyward Specialty Insurance Group, Inc.(a)	8,534	443,939
Stewart Information Services Corp.	2,105	149,876
TWFG, Inc.(a)	85	2,570
United Fire Group, Inc.	333	9,347
Universal Insurance Holdings, Inc.	1,992	44,183
White Mountains Insurance Group Ltd.	75	138,712
		26,712,146
Interactive Media & Services — 2.0%
Auto Trader Group PLC - ADR	1,558,573	3,709,404
Cargurus, Inc.(a)	38,936	1,253,350
Cars.com, Inc.(a)	6,615	87,318
QuinStreet, Inc.(a)	28,583	559,655
Rightmove PLC - ADR	178,561	2,987,325
		8,597,052

	Shares	Value
IT Services — 1.3%
DXC Technology Co.(a)	22,387	$411,249
Endava PLC - ADR(a)	97,351	2,328,636
Globant SA(a)	1,759	264,782
Grid Dynamics Holdings, Inc.(a)	12,478	234,836
Kyndryl Holdings, Inc.(a)	43,580	1,659,527
Unisys Corp.(a)	53,187	229,236
Wix.com Ltd.(a)	2,613	524,403
		5,652,669
Leisure Products — 0.5%
BRP, Inc.	1,510	59,878
Brunswick Corp./DE	1,315	80,018
Clarus Corp.	1,947	8,956
Escalade, Inc.	526	8,011
Funko, Inc. - Class A(a)	3,188	39,276
JAKKS Pacific, Inc.	780	21,122
Latham Group, Inc.(a)	1,408	8,321
Malibu Boats, Inc. - Class A(a)	1,909	63,722
Marine Products Corp.	571	4,911
MasterCraft Boat Holdings, Inc.(a)	1,557	27,372
Mattel, Inc.(a)	78,292	1,667,620
Polaris, Inc.	3,778	169,708
		2,158,915
Life Sciences Tools & Services — 0.4%
Bio-Techne Corp.	4,553	281,148
Bruker Corp.	11,315	534,294
Charles River Laboratories International, Inc.(a)	1,900	314,089
ICON PLC(a)	696	132,254
Inotiv, Inc.(a)	1,768	5,445
Standard BioTools, Inc.(a)	49,523	52,742
Stevanato Group SpA	5,308	98,941
West Pharmaceutical Services, Inc.	487	113,150
		1,532,063
Machinery — 4.5%
Albany International Corp. - Class A	10,662	816,389
Allison Transmission Holdings, Inc.	2,395	243,691
Astec Industries, Inc.	2,194	78,063
Chart Industries, Inc.(a)	9,185	1,750,202
Columbus McKinnon Corp./NY	15,275	266,243
Commercial Vehicle Group, Inc.(a)	2,206	4,589
Crane Co.	983	160,219
Enerpac Tool Group Corp.	74,699	3,456,323
Enpro, Inc.	739	134,557
Esab Corp.	2,475	310,118
ESCO Technologies, Inc.	1,453	239,571
Federal Signal Corp.	1,954	158,821
Gates Industrial Corp. PLC(a)	47,235	1,022,165
Graco, Inc.	2,262	196,952

The accompanying notes are an integral part of these financial statements.

15

Column Small Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Machinery — (Continued)
Graham Corp.(a)	974	$32,950
Greenbrier Cos., Inc.	3,656	205,467
Helios Technologies, Inc.	5,003	197,368
Hillman Solutions Corp.(a)	50,551	493,378
Hyster-Yale, Inc.	938	47,669
JBT Marel Corp.	8,625	1,138,500
Kadant, Inc.	842	315,312
Kennametal, Inc.	8,763	193,925
Lincoln Electric Holdings, Inc.	3,770	779,221
Lindsay Corp.	1,440	190,253
Luxfer Holdings PLC	2,811	34,294
Manitowoc Co., Inc.(a)	950	9,833
Mayville Engineering Co., Inc.(a)	1,096	16,385
Middleby Corp/The(a)	3,495	578,108
Miller Industries, Inc./TN	1,043	60,411
Mueller Industries, Inc.	5,470	438,585
Mueller Water Products, Inc. - Class A	56,783	1,462,730
NN, Inc.(a)	4,663	14,222
Nordson Corp.	468	98,416
Omega Flex, Inc.	17,548	624,884
Park-Ohio Holdings Corp.	831	20,110
Perma-Pipe International Holdings, Inc.(a)	600	8,046
RBC Bearings, Inc.(a)	3,025	1,086,580
REV Group, Inc.	1,236	37,698
SPX Technologies, Inc.(a)	1,901	276,881
Standex International Corp.	1,278	237,682
Stratasys Ltd.(a)	46,694	493,556
Terex Corp.	6,949	282,824
Timken Co.	3,808	308,448
Toro Co.	2,724	218,492
Trinity Industries, Inc.	8,951	278,287
Wabash National Corp.	2,897	33,924
Worthington Enterprises, Inc.	3,322	139,491
		19,191,833
Marine Transportation — 0.7%
Costamare, Inc.	4,460	45,403
Genco Shipping & Trading Ltd.	4,673	66,730
Kirby Corp.(a)	15,777	1,644,279
Matson, Inc.	4,230	609,416
Pangaea Logistics Solutions Ltd.	3,380	17,306
Safe Bulkers, Inc.	2,379	8,897
Star Bulk Carriers Corp.	48,584	759,368
		3,151,399
Media — 0.8%
AMC Networks, Inc. - Class A(a)	4,427	32,317
Cable One, Inc.	3,053	794,330
Criteo SA - ADR(a)	35,592	1,381,325
EchoStar Corp. - Class A(a)	11,790	368,202
Ibotta, Inc. - Class A(a)	14	467

	Shares	Value
John Wiley & Sons, Inc. - Class A	894	$35,653
Magnite, Inc.(a)	33,422	527,065
Nexstar Media Group, Inc.	1,915	323,922
Scholastic Corp.	2,093	45,816
		3,509,097
Metals & Mining — 2.2%
Alcoa Corp.	14,371	477,836
Alpha Metallurgical Resources, Inc.(a)	1,279	175,888
ATI, Inc.(a)	9,218	536,119
Caledonia Mining Corp. PLC	1,700	17,119
Capstone Copper Corp.(a)	108,037	596,658
Carpenter Technology Corp.	4,893	1,013,193
Cleveland-Cliffs, Inc.(a)	44,366	480,927
Coeur Mining, Inc.(a)	11,652	60,008
Commercial Metals Co.	36,836	1,784,336
Constellium SE(a)	53,427	607,999
ERO Copper Corp.(a)	42,840	506,369
Kaiser Aluminum Corp.	1,756	124,255
Materion Corp.	10,420	951,971
Metallus, Inc.(a)	3,276	47,305
Olympic Steel, Inc.	1,366	45,379
Radius Recycling, Inc. - Class A	726	10,041
Ramaco Resources, Inc.	3,507	31,353
Ramaco Resources, Inc. - Class B	740	6,549
Ryerson Holding Corp.	25,646	645,766
SunCoke Energy, Inc.	12,065	109,430
thyssenkrupp AG	53,947	425,778
Tredegar Corp.(a)	1,709	13,313
Warrior Met Coal, Inc.	18,637	897,185
Worthington Steel, Inc.	581	15,495
		9,580,272
Multi-Utilities — 0.2%
Black Hills Corp.	4,901	299,843
Northwestern Energy Group, Inc.	9,971	557,678
		857,521
Oil, Gas & Consumable Fuels — 3.5%
Amplify Energy Corp.(a)	4,789	23,227
Antero Resources Corp.(a)	36,798	1,350,487
Ardmore Shipping Corp.	5,082	46,043
Berry Corp.	7,330	29,833
BKV Corp.(a)	22,456	453,387
California Resources Corp.	7,895	352,275
Civitas Resources, Inc.	4,028	154,434
CNX Resources Corp.(a)	38,594	1,115,367
Comstock Resources, Inc.(a)	7,249	130,337
Core Natural Resources, Inc.	6,083	451,663
Crescent Energy Co. - Class A	19,182	242,077
CVR Energy, Inc.	3,756	69,185
Devon Energy Corp.	15,358	556,267
DHT Holdings, Inc.	64,271	664,562
Dorian LPG Ltd.	5,064	103,103
Gran Tierra Energy, Inc.(a)	3,835	17,641

The accompanying notes are an integral part of these financial statements.

16

Column Small Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Oil, Gas & Consumable Fuels — (Continued)
Granite Ridge Resources, Inc.	7,912	$46,443
Green Plains, Inc.(a)	2,332	13,689
Hallador Energy Co.(a)	2,890	27,917
HighPeak Energy, Inc.	2,712	35,039
Infinity Natural Resources, Inc. - Class A(a)	29,412	528,828
International Seaways, Inc.	6,146	204,846
Kimbell Royalty Partners LP	7,199	110,289
Kosmos Energy Ltd.(a)	226,760	637,196
Magnolia Oil & Gas Corp. - Class A	19,556	457,806
Matador Resources Co.	17,345	907,837
Murphy Oil Corp.	38,961	1,032,077
Nordic American Tankers Ltd.	3,132	7,673
Northern Oil & Gas, Inc.	10,083	317,614
PBF Energy, Inc. - Class A	6,218	133,252
Peabody Energy Corp.	15,542	214,324
Permian Resources Corp.	65,580	924,022
REX American Resources Corp.(a)	1,892	73,069
Riley Exploration Permian, Inc.	1,769	55,830
SandRidge Energy, Inc.	2,779	32,514
Scorpio Tankers, Inc.	25,195	1,004,021
Sitio Royalties Corp. - Class A	8,735	174,700
SM Energy Co.	26,711	873,717
Talos Energy, Inc.(a)	13,563	122,067
Teekay Corp. Ltd.	7,521	49,187
Teekay Tankers Ltd.	3,633	137,109
Texas Pacific Land Corp.	46	65,686
VAALCO Energy, Inc.	12,937	51,748
Veren, Inc.	111,341	607,979
Vermilion Energy, Inc.	21,164	179,894
Viper Energy, Inc.	2,983	138,918
Vitesse Energy, Inc.	2,479	63,735
		14,988,914
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(a)	2,050	53,608
Louisiana-Pacific Corp.	2,211	220,370
Mercer International, Inc.	1,870	14,698
Sylvamo Corp.	2,078	147,746
		436,422
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(a)	13,950	1,008,306
Allegiant Travel Co.	1,874	137,739
JetBlue Airways Corp.(a)	31,638	206,280
SkyWest, Inc.(a)	5,283	522,541
Sun Country Airlines Holdings, Inc.(a)	5,857	94,356
		1,969,222
Personal Care Products — 0.2%
elf Beauty, Inc.(a)	2,538	178,294
Interparfums, Inc.	2,951	409,953

	Shares	Value
Medifast, Inc.(a)	873	$12,536
Nature’s Sunshine Products, Inc.(a)	1,484	21,622
Nu Skin Enterprises, Inc. - Class A	2,840	22,493
Olaplex Holdings, Inc.(a)	848	1,230
		646,128
Pharmaceuticals — 0.4%
Amneal Pharmaceuticals, Inc.(a)	40,557	351,629
Amphastar Pharmaceuticals, Inc.(a)	1,448	41,167
Edgewise Therapeutics, Inc.(a)	10,059	263,244
Harmony Biosciences Holdings, Inc.(a)	4,484	151,783
Innoviva, Inc.(a)	5,537	99,223
Pacira BioSciences, Inc.(a)	1,223	29,413
Phibro Animal Health Corp. - Class A	2,503	56,918
SIGA Technologies, Inc.	5,726	31,436
Supernus Pharmaceuticals, Inc.(a)	5,989	192,007
Verona Pharma PLC - ADR(a)	3,969	276,362
		1,493,182
Professional Services — 1.6%
Alight, Inc. - Class A	80,393	549,084
Clarivate PLC(a)	55,063	236,220
Conduent, Inc.(a)	142,341	503,887
CRA International, Inc.	826	159,542
Exponent, Inc.	2,868	242,805
First Advantage Corp.(a)	30,340	453,886
FTI Consulting, Inc.(a)	640	105,984
Heidrick & Struggles International, Inc.	1,845	75,627
IBEX Holdings Ltd.(a)	1,278	32,346
KBR, Inc.	29,388	1,440,894
Kelly Services, Inc. - Class A	3,199	43,091
Korn Ferry	9,990	655,844
ManpowerGroup, Inc.	15,015	865,314
Paylocity Holding Corp.(a)	3,150	643,514
Resources Connection, Inc.	69	502
TrueBlue, Inc.(a)	3,188	20,021
Verra Mobility Corp.(a)	26,732	611,895
		6,640,456
Real Estate Management & Development — 1.0%
Colliers International Group, Inc.	3,397	435,563
Cushman & Wakefield PLC(a)	160,054	1,903,042
FirstService Corp.	2,084	367,680
FirstService Corp.	4,496	792,639
Forestar Group, Inc.(a)	1,980	43,659
Howard Hughes Holdings, Inc.(a)	3,202	253,599
Newmark Group, Inc. - Class A	35,381	519,039
		4,315,221

The accompanying notes are an integral part of these financial statements.

17

Column Small Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 2.7%
CEVA, Inc.(a)	7,099	$243,212
Cohu, Inc.(a)	11,966	235,251
Credo Technology Group Holding Ltd.(a)	9,523	525,479
Diodes, Inc.(a)	6,499	320,921
Ichor Holdings Ltd.(a)	5,254	153,890
Impinj, Inc.(a)	2,084	201,439
indie Semiconductor, Inc. - Class A(a)	53,909	162,266
Lattice Semiconductor Corp.(a)	5,974	372,419
MACOM Technology Solutions Holdings, Inc.(a)	11,639	1,346,167
MKS Instruments, Inc.	2,148	197,229
NVE Corp.	4,696	323,273
Onto Innovation, Inc.(a)	2,346	341,718
Penguin Solutions, Inc.(a)	2,587	51,559
Photronics, Inc.(a)	7,677	159,989
Power Integrations, Inc.	12,341	750,333
Rambus, Inc.(a)	35,173	1,965,819
Semtech Corp.(a)	6,562	250,603
Silicon Laboratories, Inc.(a)	5,789	812,197
Silicon Motion Technology Corp. - ADR	19,517	1,094,904
Tower Semiconductor Ltd.(a)	18,986	806,905
Veeco Instruments, Inc.(a)	34,060	757,494
Wolfspeed, Inc.(a)	45,321	261,955
		11,335,022
Software — 5.9%
ACI Worldwide, Inc.(a)	48,993	2,809,748
Adeia, Inc.	32,757	514,940
Agilysys, Inc.(a)	4,504	364,779
Appfolio, Inc. - Class A(a)	12,372	2,653,794
Aspen Technology, Inc.(a)	6,475	1,717,494
BlackBerry Ltd.(a)	36,300	170,973
BlackLine, Inc.(a)	10,158	490,631
Box, Inc. - Class A(a)	7,188	235,048
Cognyte Software Ltd.(a)	54,063	482,783
Commvault Systems, Inc.(a)	2,057	350,842
Computer Modelling Group Ltd.	7,523	41,753
CoreCard Corp.(a)	9	187
CyberArk Software Ltd.(a)	2,002	728,428
Elastic NV(a)	3,349	389,690
Fair Isaac Corp.(a)	166	313,134
Guidewire Software, Inc.(a)	4,335	872,722
Klaviyo, Inc. - Class A(a)	13,425	527,871
Manhattan Associates, Inc.(a)	1,566	276,994
MARA Holdings, Inc.(a)	12,478	173,694
nCino, Inc.(a)	101,694	3,184,039
NCR Voyix Corp.(a)	42,157	475,531
OneSpan, Inc.	16,359	262,398
Onestream, Inc.(a)	102,891	2,397,360
Q2 Holdings, Inc.(a)	7,181	627,404

	Shares	Value
Qualys, Inc.(a)	1,511	$198,636
Radware Ltd.(a)	10,892	235,703
SPS Commerce, Inc.(a)	12,989	1,730,135
Tenable Holdings, Inc.(a)	9,891	377,243
Teradata Corp.(a)	19,265	459,278
Tyler Technologies, Inc.(a)	482	293,263
UiPath, Inc. - Class A(a)	24,990	307,377
Varonis Systems, Inc.(a)	10,273	441,431
Verint Systems, Inc.(a)	37,355	843,102
Vertex, Inc. - Class A(a)	4,580	147,888
Xperi, Inc.(a)	26,364	223,039
		25,319,332
Specialty Retail — 2.4%
Abercrombie & Fitch Co. - Class A(a)	2,561	263,757
Academy Sports & Outdoors, Inc.	6,281	311,475
Advance Auto Parts, Inc.	7,279	268,595
American Eagle Outfitters, Inc.	19,911	260,635
Arhaus, Inc.	3,318	31,587
Asbury Automotive Group, Inc.(a)	1,101	295,508
Bath & Body Works, Inc.	18,315	663,552
Boot Barn Holdings, Inc.(a)	5,393	660,265
Buckle, Inc.	3,225	129,161
Build-A-Bear Workshop, Inc.	1,208	49,431
Caleres, Inc.	12,594	203,519
Designer Brands, Inc. - Class A	3,789	15,232
Destination XL Group, Inc.(a)	4,409	10,097
Five Below, Inc.(a)	3,814	331,399
Floor & Decor Holdings, Inc. - Class A(a)	1,692	163,498
Foot Locker, Inc.(a)	7,392	128,029
Genesco, Inc.(a)	964	35,254
Group 1 Automotive, Inc.	1,007	462,797
Guess?, Inc.	3,652	37,104
Haverty Furniture Cos., Inc.	1,308	29,862
Lands’ End, Inc.(a)	1,611	18,978
ODP Corp.(a)	12,020	187,031
Revolve Group, Inc.(a)	72,285	1,919,890
RH(a)	690	222,228
Shoe Carnival, Inc.	2,062	45,653
Signet Jewelers Ltd.	4,143	216,762
Tile Shop Holdings, Inc.(a)	2,384	18,047
Tractor Supply Co.	3,537	195,773
Urban Outfitters, Inc.(a)	7,034	409,308
Valvoline, Inc.(a)	29,163	1,075,531
Warby Parker, Inc. - Class A(a)	48,986	1,211,424
Wayfair, Inc. - Class A(a)	9,693	383,358
Winmark Corp.	434	145,861
		10,400,601
Technology Hardware, Storage & Peripherals — 0.0%(b)
Eastman Kodak Co.(a)	4,322	30,340

The accompanying notes are an integral part of these financial statements.

18

Column Small Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.(a)	39,020	$857,660
Carter’s, Inc.	3,533	145,807
Columbia Sportswear Co.	3,552	308,456
Crocs, Inc.(a)	1,841	183,308
Dr Martens PLC	328,506	273,673
G-III Apparel Group Ltd.(a)	5,445	147,396
Gildan Activewear, Inc.	40,739	2,201,128
Hanesbrands, Inc.(a)	69,676	420,146
Movado Group, Inc.	1,330	25,682
Oxford Industries, Inc.	1,591	98,690
PVH Corp.	2,867	214,566
Rocky Brands, Inc.	884	17,981
Superior Group of Cos., Inc.	1,445	20,649
Under Armour, Inc. - Class A(a)	19,402	132,128
Under Armour, Inc. - Class C(a)	112,404	713,765
Unifi, Inc.(a)	750	4,252
Vera Bradley, Inc.(a)	2,217	7,272
		5,772,559
Trading Companies & Distributors — 2.8%
AerCap Holdings NV	12,755	1,315,040
Air Lease Corp.	31,714	1,519,735
Applied Industrial Technologies, Inc.	1,406	352,315
Beacon Roofing Supply, Inc.(a)	16,520	1,906,738
BlueLinx Holdings, Inc.(a)	1,255	99,609
Boise Cascade Co.	4,068	421,689
DNOW, Inc.(a)	9,229	147,479
GATX Corp.	8,386	1,400,881
H&E Equipment Services, Inc.	3,759	360,488
Herc Holdings, Inc.	4,199	602,473
Hudson Technologies, Inc.(a)	104	599
Karat Packaging, Inc.	860	25,723
McGrath RentCorp	9,785	1,193,770
MRC Global, Inc.(a)	8,198	99,770
Rush Enterprises, Inc. - Class A	20,540	1,197,893
SiteOne Landscape Supply, Inc.(a)	7,216	911,453
Transcat, Inc.(a)	1,167	92,800
Watsco, Inc.	608	306,633
		11,955,088
Water Utilities — 0.0%(b)
American States Water Co.	1,859	142,288
Wireless Telecommunication Services — 0.1%
Telephone and Data Systems, Inc.	13,682	493,920
United States Cellular Corp.(a)	1,872	122,766
		616,686
TOTAL COMMON STOCKS (Cost $381,954,531)		400,179,707

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 2.0%
Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	21,410	$387,735
Industrial REITs — 0.3%
STAG Industrial, Inc.	36,144	1,300,461
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp.	177,633	1,852,712
MFA Financial, Inc.	88,815	944,992
		2,797,704
Office REITs — 0.0%(b)
Highwoods Properties, Inc.	214	6,234
Retail REITs — 0.9%
Brixmor Property Group, Inc.	44,981	1,257,669
Getty Realty Corp.	32,226	1,011,896
Kite Realty Group Trust	21,531	493,706
NNN REIT, Inc.	24,920	1,057,854
		3,821,125
Specialized REITs — 0.1%
National Storage Affiliates Trust	6,726	259,758
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,356,438)		8,573,017
EXCHANGE TRADED FUNDS — 0.7%
iShares Russell 2000 Value ETF	18,685	3,010,154
TOTAL EXCHANGE TRADED FUNDS (Cost $3,142,707)		3,010,154
SHORT-TERM INVESTMENTS — 3.8%
Money Market Funds — 3.8%
First American Government Obligations Fund - Class X, 4.29%(c)	16,489,692	16,489,692
TOTAL SHORT-TERM INVESTMENTS (Cost $16,489,692)		16,489,692
TOTAL INVESTMENTS — 99.9% (Cost $409,943,368)		$428,252,570
Other Assets in Excess of Liabilities — 0.1%		458,207
TOTAL NET ASSETS — 100.0%		$428,710,777

The accompanying notes are an integral part of these financial statements.

19

Column Small Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
ADR - American Depositary Receipt
AMBAC - American Municipal Bond Assurance Corporation
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

20

Column Small Cap Fund
Schedule of Forward Currency Contracts
February 28, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	03/28/2025	USD	47,502	CAD	68,103	$369
Citibank Global Markets, Inc.	03/28/2025	CAD	484,747	USD	339,427	(3,943)
Citibank Global Markets, Inc.	03/28/2025	USD	2,391,716	CAD	3,405,227	35,025
Morgan Stanley	03/28/2025	USD	56,431	CAD	81,199	235
Net Unrealized Appreciation (Depreciation)						$31,686

CAD - Canadian Dollar
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

21

Column Mid Cap Select Fund
Schedule of Investments
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 92.7%
Aerospace & Defense — 4.4%
General Dynamics Corp.	38,578	$9,744,803
HEICO Corp. - Class A	154,436	32,919,578
Hexcel Corp.	156,096	9,891,804
Howmet Aerospace, Inc.	103,104	14,084,006
L3Harris Technologies, Inc.	28,309	5,834,768
Textron, Inc.	122,773	9,174,826
Woodward, Inc.	84,775	16,022,051
		97,671,836
Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc.	76,147	8,936,612
Automobile Components — 0.1%
Gentex Corp.	140,884	3,426,299
Automobiles — 0.1%
Harley-Davidson, Inc.	95,872	2,469,663
Banks — 2.3%
East West Bancorp, Inc.	174,505	16,478,507
Fifth Third Bancorp	267,923	11,646,613
Huntington Bancshares, Inc./OH	564,300	9,294,021
Wintrust Financial Corp.	104,550	13,013,338
		50,432,479
Beverages — 0.6%
Coca-Cola Consolidated, Inc.	3,442	4,877,727
Coca-Cola Europacific Partners PLC	52,308	4,512,088
Primo Brands Corp. - Class A	91,654	3,087,823
		12,477,638
Broadline Retail — 0.3%
eBay, Inc.	113,312	7,335,819
Building Products — 4.3%
Allegion PLC	198,737	25,579,439
Builders FirstSource, Inc.(a)	14,030	1,950,030
Lennox International, Inc.	54,956	33,031,304
Masco Corp.	366,815	27,577,152
Masterbrand, Inc.(a)	164,200	2,297,158
Resideo Technologies, Inc.(a)	143,398	2,754,675
UFP Industries, Inc.	28,083	3,004,881
		96,194,639
Capital Markets — 10.4%
Affiliated Managers Group, Inc.	27,629	4,720,415
Ameriprise Financial, Inc.	26,994	14,503,876
Carlyle Group, Inc.	165,489	8,247,972
Evercore, Inc. - Class A	32,413	7,837,463
FactSet Research Systems, Inc.	41,606	19,211,154
Hamilton Lane, Inc. - Class A	88,474	13,830,256
Houlihan Lokey, Inc.	269,876	46,783,005
Intercontinental Exchange, Inc.	117,518	20,357,643
LPL Financial Holdings, Inc.	113,151	42,062,753

	Shares	Value
MSCI, Inc.	24,610	$14,532,451
Raymond James Financial, Inc.	130,161	20,132,002
Stifel Financial Corp.	176,034	18,693,050
		230,912,040
Chemicals — 2.0%
Albemarle Corp.	94,338	7,266,856
CF Industries Holdings, Inc.	86,523	7,010,094
DuPont de Nemours, Inc.	59,988	4,905,219
Eastman Chemical Co.	117,032	11,451,581
Mosaic Co.	171,333	4,098,285
Scotts Miracle-Gro Co.	159,338	9,332,427
		44,064,462
Commercial Services & Supplies — 1.6%
RB Global, Inc.	76,980	7,881,212
Republic Services, Inc.	113,952	27,008,903
		34,890,115
Consumer Finance — 0.8%
Discover Financial Services	23,990	4,682,608
SLM Corp.	181,097	5,467,319
Synchrony Financial	123,130	7,471,528
		17,621,455
Consumer Staples Distribution & Retail — 1.1%
Maplebear, Inc.(a)	47,765	1,962,664
Sysco Corp.	228,343	17,249,030
US Foods Holding Corp.(a)	89,955	6,447,974
		25,659,668
Containers & Packaging — 1.5%
Avery Dennison Corp.	11,306	2,125,189
Ball Corp.	91,159	4,803,168
Packaging Corp. of America	86,955	18,529,241
Sealed Air Corp.	228,553	7,811,941
		33,269,539
Distributors — 1.1%
LKQ Corp.	26,097	1,101,032
Pool Corp.	68,805	23,875,335
		24,976,367
Diversified Consumer Services — 0.5%
Frontdoor, Inc.(a)	104,549	4,754,889
H&R Block, Inc.	109,316	5,958,815
		10,713,704
Electric Utilities — 1.1%
American Electric Power Co., Inc.	21,340	2,263,107
Entergy Corp.	76,186	6,651,800
FirstEnergy Corp.	161,335	6,254,958
NRG Energy, Inc.	32,874	3,475,110
OGE Energy Corp.	106,824	4,943,815
		23,588,790

The accompanying notes are an integral part of these financial statements.

22

Column Mid Cap Select Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Electrical Equipment — 3.1%
AMETEK, Inc.	268,277	$50,784,836
Generac Holdings, Inc.(a)	44,347	6,037,844
Sensata Technologies Holding PLC	400,037	11,541,068
		68,363,748
Electronic Equipment, Instruments & Components — 3.9%
Arrow Electronics, Inc.(a)	131,337	14,193,590
Flex Ltd.(a)	161,946	6,136,134
Keysight Technologies, Inc.(a)	142,045	22,660,439
TE Connectivity PLC	20,568	3,168,089
Teledyne Technologies, Inc.(a)	63,024	32,458,620
Zebra Technologies Corp. - Class A(a)	22,605	7,121,705
		85,738,577
Energy Equipment & Services — 0.9%
ChampionX Corp.	245,086	7,303,563
Helmerich & Payne, Inc.	192,730	5,109,272
Schlumberger NV	81,145	3,380,501
Weatherford International PLC	53,530	3,314,042
		19,107,378
Financial Services — 1.0%
Fidelity National Information Services, Inc.	41,390	2,943,657
Global Payments, Inc.	113,141	11,911,484
Rocket Cos., Inc. - Class A(a)	295,423	4,135,922
Voya Financial, Inc.	31,433	2,271,349
		21,262,412
Food Products — 0.2%
Lamb Weston Holdings, Inc.	79,907	4,144,776
Ground Transportation — 1.8%
CSX Corp.	372,330	11,918,283
Landstar System, Inc.	20,362	3,233,486
Norfolk Southern Corp.	46,031	11,312,118
Old Dominion Freight Line, Inc.	73,376	12,950,864
		39,414,751
Health Care Equipment & Supplies — 2.3%
Align Technology, Inc.(a)	78,797	14,737,403
Cooper Cos., Inc.(a)	299,048	27,027,958
DENTSPLY SIRONA, Inc.	256,433	4,243,966
Solventum Corp.(a)	77,201	6,156,780
		52,166,107
Health Care Providers & Services — 3.0%
Cencora, Inc.	107,297	27,204,081
Centene Corp.(a)	211,208	12,283,857
Humana, Inc.	17,081	4,619,044
Labcorp Holdings, Inc.	53,491	13,428,381
McKesson Corp.	2,377	1,521,898

	Shares	Value
Molina Healthcare, Inc.(a)	12,275	$3,696,248
Quest Diagnostics, Inc.	18,100	3,129,490
		65,882,999
Hotels, Restaurants & Leisure - 2.8%
Boyd Gaming Corp.	77,934	5,943,247
Churchill Downs, Inc.	41,107	4,871,180
Darden Restaurants, Inc.	114,595	22,971,714
Domino’s Pizza, Inc.	43,944	21,519,816
Wyndham Hotels & Resorts, Inc.	65,650	7,111,864
		62,417,821
Household Durables — 1.3%
DR Horton, Inc.	115,573	14,655,812
Lennar Corp. - Class A	15,390	1,841,106
NVR, Inc.(a)	889	6,441,321
Somnigroup International, Inc.	112,491	7,185,925
		30,124,164
Insurance — 5.6%
Aon PLC - Class A	15,431	6,313,131
Brown & Brown, Inc.	224,222	26,579,276
First American Financial Corp.	57,231	3,759,504
Markel Group, Inc.(a)	4,531	8,760,417
Progressive Corp.	65,486	18,467,052
Reinsurance Group of America, Inc.	89,962	18,234,398
RenaissanceRe Holdings Ltd.	78,976	18,766,277
Travelers Cos., Inc.	19,500	5,040,555
W R Berkley Corp.	275,687	17,390,336
		123,310,946
IT Services — 0.7%
Akamai Technologies, Inc.(a)	143,453	11,573,788
Cognizant Technology Solutions Corp. - Class A	40,955	3,412,780
		14,986,568
Life Sciences Tools & Services — 3.0%
Agilent Technologies, Inc.	98,553	12,606,900
Avantor, Inc.(a)	138,029	2,305,084
Bio-Rad Laboratories, Inc. - Class A(a)	35,822	9,498,562
ICON PLC(a)	13,013	2,472,730
IQVIA Holdings, Inc.(a)	68,728	12,975,847
QIAGEN NV	261,101	10,026,277
West Pharmaceutical Services, Inc.	75,986	17,654,587
		67,539,987
Machinery — 6.4%
Cummins, Inc.	41,009	15,098,694
Dover Corp.	110,087	21,881,993
Fortive Corp.	78,062	6,209,051
ITT, Inc.	16,616	2,346,844
Nordson Corp.	90,421	19,014,632
Parker-Hannifin Corp.	9,827	6,569,448
Pentair PLC	240,878	22,690,708

The accompanying notes are an integral part of these financial statements.

23

Column Mid Cap Select Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Machinery — (Continued)
Snap-on, Inc.	46,683	$15,926,839
Watts Water Technologies, Inc. - Class A	18,231	3,912,008
Westinghouse Air Brake Technologies Corp.	149,570	27,724,295
		141,374,512
Marine Transportation — 0.1%
Matson, Inc.	16,430	2,367,070
Metals & Mining — 0.7%
Commercial Metals Co.	85,725	4,152,519
Freeport-McMoRan, Inc.	110,262	4,069,771
Reliance, Inc.	24,302	7,221,582
		15,443,872
Multi-Utilities — 1.3%
CenterPoint Energy, Inc.	128,477	4,417,039
DTE Energy Co.	67,416	9,013,519
WEC Energy Group, Inc.	137,942	14,717,032
		28,147,590
Oil, Gas & Consumable Fuels — 2.3%
Chord Energy Corp.	42,531	4,861,293
Coterra Energy, Inc.	447,056	12,066,042
Diamondback Energy, Inc.	43,194	6,866,118
EQT Corp.	133,955	6,452,612
Marathon Petroleum Corp.	42,951	6,450,381
Murphy Oil Corp.	160,311	4,246,639
Phillips 66	27,399	3,553,376
Range Resources Corp.	166,882	6,194,660
		50,691,121
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(a)	39,064	2,823,546
Professional Services — 5.8%
Broadridge Financial Solutions, Inc.	142,746	34,433,190
Equifax, Inc.	131,040	32,131,008
Exponent, Inc.	208,494	17,651,102
Jacobs Solutions, Inc.	23,316	2,987,013
Leidos Holdings, Inc.	27,241	3,540,513
Robert Half, Inc.	78,185	4,619,952
Science Applications International Corp.	31,854	3,146,857
SS&C Technologies Holdings, Inc.	79,471	7,076,892
Verisk Analytics, Inc.	76,140	22,606,727
		128,193,254
Real Estate Management & Development — 1.2%
CBRE Group, Inc. - Class A(a)	193,054	27,402,085

	Shares	Value
Semiconductors & Semiconductor Equipment — 3.5%
Applied Materials, Inc.	45,548	$7,199,772
Entegris, Inc.	117,032	11,845,979
Lam Research Corp.	38,649	2,965,924
Microchip Technology, Inc.	65,357	3,846,913
Monolithic Power Systems, Inc.	42,095	25,720,466
Skyworks Solutions, Inc.	123,353	8,222,711
Universal Display Corp.	114,520	17,592,563
		77,394,328
Software — 3.0%
ANSYS, Inc.(a)	51,546	17,177,704
Bentley Systems, Inc. - Class B	459,708	20,181,181
Check Point Software Technologies Ltd.(a)	55,140	12,145,136
Gen Digital, Inc.	198,702	5,430,526
InterDigital, Inc.	20,293	4,335,397
Synopsys, Inc.(a)	18,154	8,301,461
		67,571,405
Specialty Retail — 3.8%
AutoZone, Inc.(a)	3,953	13,807,868
Best Buy Co, Inc.	30,494	2,741,716
Ross Stores, Inc.	315,842	44,318,949
TJX Cos., Inc.	82,992	10,354,082
Ulta Beauty, Inc.(a)	28,852	10,570,219
Valvoline, Inc.(a)	56,856	2,096,849
		83,889,683
Technology Hardware, Storage & Peripherals — 0.3%
Dell Technologies, Inc. - Class C	36,487	3,749,404
NetApp, Inc.	30,780	3,072,152
		6,821,556
Textiles, Apparel & Luxury Goods — 0.3%
Ralph Lauren Corp.	22,874	6,202,056
Trading Companies & Distributors — 1.7%
Air Lease Corp.	336,507	16,125,415
Beacon Roofing Supply, Inc.(a)	52,813	6,095,677
GATX Corp.	78,777	13,159,698
MSC Industrial Direct Co., Inc. - Class A	42,109	3,383,879
		38,764,669
TOTAL COMMON STOCKS (Cost $1,897,402,417)		2,056,188,106
REAL ESTATE INVESTMENT TRUSTS — 4.2%
Industrial REITs — 0.9%
Americold Realty Trust, Inc.	533,128	12,224,625
EastGroup Properties, Inc.	28,740	5,255,109
Rexford Industrial Realty, Inc.	54,523	2,252,890
		19,732,624

The accompanying notes are an integral part of these financial statements.

24

Column Mid Cap Select Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — (Continued)
Office REITs — 0.7%
BXP, Inc.	232,195	$16,469,591
Residential REITs — 0.6%
Equity LifeStyle Properties, Inc.	69,166	4,743,404
Equity Residential	58,052	4,305,717
Essex Property Trust, Inc.	15,862	4,942,124
		13,991,245
Retail REITs — 0.8%
Regency Centers Corp.	92,929	7,127,655
Simon Property Group, Inc.	58,280	10,845,325
		17,972,980
Specialized REITs — 1.2%
Extra Space Storage, Inc.	29,188	4,452,921
Lamar Advertising Co. - Class A	54,733	6,799,481
SBA Communications Corp.	46,358	10,101,408
VICI Properties, Inc.	142,004	4,613,710
		25,967,520
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $90,418,657)		94,133,960
SHORT-TERM INVESTMENTS — 3.0%
Money Market Funds — 3.0%
First American Government Obligations Fund - Class X, 4.29%(b)	65,752,214	$65,752,214
TOTAL SHORT-TERM INVESTMENTS (Cost $65,752,214)		65,752,214
TOTAL INVESTMENTS — 99.9% (Cost $2,053,573,288)		$2,216,074,280
Other Assets in Excess of Liabilities - 0.1%		1,965,388
TOTAL NET ASSETS — 100.0%		$2,218,039,668

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

25

Column Mid Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.8%
Aerospace & Defense — 3.5%
Axon Enterprise, Inc.(a)	5,987	$3,163,830
BWX Technologies, Inc.	2,374	246,825
Curtiss-Wright Corp.	5,673	1,824,777
General Dynamics Corp.	7,464	1,885,406
HEICO Corp. - Class A	33,145	7,065,188
Hexcel Corp.	32,210	2,041,148
Howmet Aerospace, Inc.	55,320	7,556,712
Huntington Ingalls Industries, Inc.	922	161,885
L3Harris Technologies, Inc.	16,199	3,338,776
Leonardo DRS, Inc.(a)	1,652	50,304
Textron, Inc.	31,918	2,385,232
Woodward, Inc.	17,813	3,366,568
		33,086,651
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	1,519	154,361
Expeditors International of Washington, Inc.	20,849	2,446,839
GXO Logistics, Inc.(a)	2,287	90,153
		2,691,353
Automobile Components — 0.3%
Aptiv PLC(a)	1,939	126,268
Autoliv, Inc.	2,103	204,727
BorgWarner, Inc.	31,372	933,944
Gentex Corp.	56,840	1,382,349
Lear Corp.	1,324	124,443
		2,771,731
Automobiles — 0.2%
Ford Motor Co.	73,829	705,067
Harley-Davidson, Inc.	20,674	532,562
Lucid Group, Inc.(a)	5,496	12,201
Rivian Automotive, Inc. - Class A(a)	6,635	78,559
Thor Industries, Inc.	1,470	146,103
		1,474,492
Banks — 3.2%
Bank OZK	3,338	160,257
BOK Financial Corp.	642	69,952
Cadence Bank	5,841	193,688
Citizens Financial Group, Inc.	10,409	476,420
Columbia Banking System, Inc.	3,061	81,821
Comerica, Inc.	4,100	263,753
Commerce Bancshares, Inc./MO	38,496	2,504,165
Cullen/Frost Bankers, Inc.	1,549	212,259
East West Bancorp, Inc.	39,502	3,730,174
Fifth Third Bancorp	78,416	3,408,744
First Citizens BancShares, Inc./NC - Class A	279	571,409
First Hawaiian, Inc.	32,454	873,337
First Horizon Corp.	14,938	321,764

	Shares	Value
FNB Corp./PA	9,646	$143,147
Home BancShares, Inc./AR	4,923	147,444
Huntington Bancshares, Inc./OH	159,892	2,633,421
KeyCorp	28,121	487,056
M&T Bank Corp.	4,440	851,237
Old National Bancorp/IN	8,019	190,451
Pinnacle Financial Partners, Inc.	2,133	243,717
PNC Financial Services Group, Inc.	3,420	656,366
Popular, Inc.	2,132	214,117
Prosperity Bancshares, Inc.	2,319	178,006
Regions Financial Corp.	24,686	585,305
SouthState Corp.	2,008	202,406
Synovus Financial Corp.	4,314	223,810
Truist Financial Corp.	59,549	2,760,096
United Bankshares, Inc./WV	3,736	135,019
US Bancorp	65,656	3,079,266
Webster Financial Corp.	4,761	268,140
Westamerica BanCorp	15,482	806,922
Western Alliance Bancorp	3,574	310,652
Wintrust Financial Corp.	21,955	2,732,739
Zions Bancorp NA	4,739	256,096
		29,973,156
Beverages — 0.7%
Celsius Holdings, Inc.(a)	3,743	96,158
Coca-Cola Consolidated, Inc.	939	1,330,676
Coca-Cola Europacific Partners PLC	11,359	979,827
Constellation Brands, Inc. - Class A	1,503	263,777
Heineken NV	14,989	1,270,299
Molson Coors Beverage Co. - Class B	2,463	150,957
Pernod Ricard SA	13,740	1,477,079
Primo Brands Corp. - Class A	22,281	750,647
		6,319,420
Biotechnology — 0.7%
Alnylam Pharmaceuticals, Inc.(a)	5,122	1,263,854
Biogen, Inc.(a)	1,445	203,023
BioMarin Pharmaceutical, Inc.(a)	4,394	312,677
Exelixis, Inc.(a)	7,917	306,309
Halozyme Therapeutics, Inc.(a)	461	27,268
Incyte Corp.(a)	4,651	341,848
Krystal Biotech, Inc.(a)	126	22,585
Moderna, Inc.(a)	3,046	94,304
Natera, Inc.(a)	15,871	2,469,369
Neurocrine Biosciences, Inc.(a)	2,846	337,877
Revolution Medicines, Inc.(a)	2,789	113,624
Roivant Sciences Ltd.(a)	8,968	96,316
United Therapeutics Corp.(a)	1,037	331,892
Vaxcyte, Inc.(a)	2,347	171,378
		6,092,324

The accompanying notes are an integral part of these financial statements.

26

Column Mid Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Broadline Retail — 0.3%
Dillard's, Inc. - Class A	115	$44,745
eBay, Inc.	35,802	2,317,822
Ollie's Bargain Outlet Holdings, Inc.(a)	876	90,675
		2,453,242
Building Products — 3.0%
A O Smith Corp.	13,873	922,277
AAON, Inc.	2,243	172,262
Advanced Drainage Systems, Inc.	2,227	248,066
Allegion PLC	44,478	5,724,763
AZEK Co., Inc.(a)	3,872	181,403
Builders FirstSource, Inc.(a)	12,790	1,777,682
Carlisle Cos., Inc.	1,495	509,436
CSW Industrials, Inc.	206	63,055
Fortune Brands Innovations, Inc.	3,295	213,252
Lennox International, Inc.	15,630	9,394,412
Masco Corp.	75,531	5,678,421
Masterbrand, Inc.(a)	35,255	493,217
Owens Corning	2,617	403,123
Resideo Technologies, Inc.(a)	30,888	593,358
Simpson Manufacturing Co., Inc.	1,344	220,954
Trex Co., Inc.(a)	3,280	202,343
UFP Industries, Inc.	8,179	875,153
Zurn Elkay Water Solutions Corp.	3,476	123,155
		27,796,332
Capital Markets — 8.7%
Affiliated Managers Group, Inc.	6,751	1,153,408
AllianceBernstein Holding LP	17,395	655,096
Ameriprise Financial, Inc.	5,852	3,144,280
Ares Management Corp. - Class A	21,892	3,742,218
Bank of New York Mellon Corp.	23,402	2,081,608
Blue Owl Capital, Inc. - Class A	79,603	1,713,853
Carlyle Group, Inc.	42,720	2,129,165
Cboe Global Markets, Inc.	2,635	555,458
Evercore, Inc. - Class A	18,844	4,556,479
FactSet Research Systems, Inc.	9,806	4,527,822
Franklin Resources, Inc.	7,210	146,003
Freedom Holding Corp./NV(a)	361	53,092
Hamilton Lane, Inc. - Class A	25,440	3,976,781
Houlihan Lokey, Inc.	59,907	10,384,878
Intercontinental Exchange, Inc.	22,737	3,938,731
Invesco Ltd.	11,118	193,342
Jefferies Financial Group, Inc.	36,494	2,415,903
LPL Financial Holdings, Inc.	26,599	9,887,912
MarketAxess Holdings, Inc.	995	191,826
Morningstar, Inc.	664	208,310
MSCI, Inc.	5,281	3,118,483

	Shares	Value
Nasdaq, Inc.	23,226	$1,922,648
Northern Trust Corp.	26,350	2,904,297
Raymond James Financial, Inc.	41,306	6,388,799
Robinhood Markets, Inc. - Class A(a)	41,682	2,088,268
SEI Investments Co.	3,268	261,603
State Street Corp.	7,503	744,523
Stifel Financial Corp.	36,646	3,891,439
T Rowe Price Group, Inc.	20,537	2,171,172
Tradeweb Markets, Inc. - Class A	20,282	2,745,574
		81,892,971
Chemicals — 1.6%
Akzo Nobel NV	19,294	1,198,434
Albemarle Corp.	18,959	1,460,412
Axalta Coating Systems Ltd.(a)	5,600	202,776
CF Industries Holdings, Inc.	24,311	1,969,677
Corteva, Inc.	1,489	93,777
DuPont de Nemours, Inc.	21,508	1,758,709
Eastman Chemical Co.	26,027	2,546,742
FMC Corp.	723	26,679
International Flavors & Fragrances, Inc.	5,416	443,083
LyondellBasell Industries NV - Class A	7,538	579,144
Mosaic Co.	42,826	1,024,398
NewMarket Corp.	187	106,611
PPG Industries, Inc.	13,218	1,496,542
RPM International, Inc.	3,512	435,102
Scotts Miracle-Gro Co.	30,828	1,805,596
Westlake Corp.	971	109,043
		15,256,725
Commercial Services & Supplies — 1.1%
ABM Industries, Inc.	19,287	1,047,863
Clean Harbors, Inc.(a)	1,308	279,323
MSA Safety, Inc.	940	153,878
RB Global, Inc.	16,602	1,699,713
Republic Services, Inc.	25,095	5,948,017
Rollins, Inc.	7,442	389,886
Tetra Tech, Inc.	6,235	182,000
Veralto Corp.	4,282	427,172
		10,127,852
Communications Equipment — 0.3%
Ciena Corp.(a)	3,442	273,880
F5, Inc.(a)	4,317	1,262,421
Motorola Solutions, Inc.	3,765	1,657,428
		3,193,729
Construction & Engineering — 1.0%
AECOM	2,930	293,146
API Group Corp.(a)	5,044	198,078
Comfort Systems USA, Inc.	5,097	1,851,893
EMCOR Group, Inc.	5,336	2,181,944

The accompanying notes are an integral part of these financial statements.

27

Column Mid Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Construction & Engineering — (Continued)
Fluor Corp.(a)	5,195	$197,566
MasTec, Inc.(a)	408	53,281
Quanta Services, Inc.	8,528	2,214,124
Vinci SA	17,006	1,970,937
WillScot Holdings Corp.(a)	4,527	149,165
		9,110,134
Construction Materials — 0.2%
Eagle Materials, Inc.	996	225,305
Martin Marietta Materials, Inc.	1,609	777,372
Vulcan Materials Co.	3,090	764,188
		1,766,865
Consumer Finance — 0.9%
Ally Financial, Inc.	9,368	347,553
Credit Acceptance Corp.(a)	144	70,904
Discover Financial Services	10,272	2,004,992
OneMain Holdings, Inc.	3,794	203,890
SLM Corp.	39,066	1,179,402
SoFi Technologies, Inc.(a)	20,958	303,262
Synchrony Financial	38,710	2,348,923
Viking Holdings Ltd. Ordinary Shares(a)	35,519	1,708,464
		8,167,390
Consumer Staples Distribution & Retail — 1.2%
BJ's Wholesale Club Holdings, Inc.(a)	3,472	351,575
Casey's General Stores, Inc.	1,048	434,092
Dollar General Corp.	3,074	228,029
Dollar Tree, Inc.(a)	16,389	1,194,102
Koninklijke Ahold Delhaize NV	55,069	1,943,081
Kroger Co.	1,540	99,823
Maplebear, Inc.(a)	13,063	536,759
Performance Food Group Co.(a)	3,655	311,187
Sprouts Farmers Market, Inc.(a)	3,339	495,508
Sysco Corp.	56,337	4,255,697
US Foods Holding Corp.(a)	24,587	1,762,396
		11,612,249
Containers & Packaging — 1.5%
Amcor PLC	34,285	346,964
AptarGroup, Inc.	1,710	250,943
Avery Dennison Corp.	4,494	844,737
Ball Corp.	27,257	1,436,171
Berry Global Group, Inc.	2,699	194,787
Crown Holdings, Inc.	2,937	263,243
Graphic Packaging Holding Co.	88,317	2,356,298
International Paper Co.	9,327	525,576
Packaging Corp. of America	29,517	6,289,778
Sealed Air Corp.	45,277	1,547,568
Smurfit WestRock PLC	8,529	444,105
		14,500,170

	Shares	Value
Distributors — 0.6%
Genuine Parts Co.	1,595	$199,184
LKQ Corp.	8,342	351,949
Pool Corp.	15,885	5,512,095
		6,063,228
Diversified Consumer Services — 0.5%
ADT, Inc.	8,058	65,995
Duolingo, Inc.(a)	6,388	1,993,503
Frontdoor, Inc.(a)	22,577	1,026,802
H&R Block, Inc.	23,490	1,280,440
Service Corp. International/US	3,549	287,469
		4,654,209
Diversified Telecommunication Services — 0.0%(b)
Frontier Communications Parent, Inc.(a)	8,632	310,665
Iridium Communications, Inc.	12	379
Lumen Technologies, Inc.(a)	16,957	80,037
		391,081
Electric Utilities — 2.0%
American Electric Power Co., Inc.	4,601	487,936
Edison International	17,826	970,447
Entergy Corp.	26,958	2,353,703
Evergy, Inc.	41,237	2,841,642
Eversource Energy	32,063	2,020,290
Exelon Corp.	16,375	723,775
FirstEnergy Corp.	34,761	1,347,684
IDACORP, Inc.	6	707
NRG Energy, Inc.	12,106	1,279,725
OGE Energy Corp.	27,290	1,262,981
PG&E Corp.	18,510	302,453
Pinnacle West Capital Corp.	1,751	162,038
PPL Corp.	53,520	1,884,439
Xcel Energy, Inc.	37,676	2,716,440
		18,354,260
Electrical Equipment — 2.2%
Acuity Brands, Inc.	985	292,673
AMETEK, Inc.	57,662	10,915,417
Emerson Electric Co.	10,138	1,232,882
Generac Holdings, Inc.(a)	10,121	1,377,974
Hubbell, Inc.	1,304	484,553
NEXTracker, Inc. - Class A(a)	1,430	62,949
nVent Electric PLC	2,559	154,410
Rockwell Automation, Inc.	2,082	597,846
Sensata Technologies Holding PLC	79,308	2,288,036
Vertiv Holdings Co. - Class A	36,630	3,486,077
		20,892,817
Electronic Equipment, Instruments & Components — 3.0%
Arrow Electronics, Inc.(a)	26,717	2,887,306
CDW Corp./DE	3,708	660,766

The accompanying notes are an integral part of these financial statements.

28

Column Mid Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Electronic Equipment, Instruments & Components — (Continued)
Cognex Corp.	1,052	$34,506
Coherent Corp.(a)	23,239	1,747,340
Corning, Inc.	12,097	606,665
Fabrinet(a)	1,119	223,856
Flex Ltd.(a)	115,524	4,377,204
Insight Enterprises, Inc.(a)	1,049	161,420
IPG Photonics Corp.(a)	5	291
Jabil, Inc.	3,846	595,822
Keysight Technologies, Inc.(a)	32,001	5,105,120
Littelfuse, Inc.	309	71,722
Novanta, Inc.(a)	794	114,844
TD SYNNEX Corp.	1,367	187,949
TE Connectivity PLC	13,338	2,054,452
Teledyne Technologies, Inc.(a)	13,493	6,949,165
Trimble, Inc.(a)	5,010	360,620
Vontier Corp.	3,861	144,208
Zebra Technologies Corp. - Class A(a)	5,584	1,759,239
		28,042,495
Energy Equipment & Services — 0.9%
Baker Hughes Co.	47,236	2,106,253
ChampionX Corp.	49,327	1,469,945
Halliburton Co.	22,911	604,163
Helmerich & Payne, Inc.	37,288	988,505
NOV, Inc.	9,509	141,874
Schlumberger NV	17,493	728,759
TechnipFMC PLC	52,727	1,552,283
Weatherford International PLC	13,342	826,003
		8,417,785
Entertainment — 0.5%
Electronic Arts, Inc.	5,100	658,512
Liberty Media Corp.-Liberty Formula One - Class A(a)	389	34,668
Liberty Media Corp.-Liberty Formula One - Class C(a)	3,130	301,826
Live Nation Entertainment, Inc.(a)	3,582	513,515
Roku, Inc.(a)	3,296	275,249
Spotify Technology SA(a)	3,653	2,221,061
Warner Bros Discovery, Inc.(a)	42,362	485,468
		4,490,299
Financial Services — 1.1%
Affirm Holdings, Inc.(a)	24,188	1,551,660
Corpay, Inc.(a)	1,606	589,482
Edenred SE	23,038	739,517
Equitable Holdings, Inc.	9,728	535,235
Essent Group Ltd.	2,889	166,464
Fidelity National Information Services, Inc.	8,912	633,822
Global Payments, Inc.	21,890	2,304,579
Jack Henry & Associates, Inc.	1,864	323,572

	Shares	Value
MGIC Investment Corp.	8,484	$208,791
Rocket Cos., Inc. - Class A(a)	63,466	888,524
Shift4 Payments, Inc. - Class A(a)	1,355	133,806
Toast, Inc. - Class A(a)	32,899	1,269,902
Voya Financial, Inc.	9,403	679,461
WEX, Inc.(a)	1,070	168,097
		10,192,912
Food Products — 1.1%
Archer-Daniels-Midland Co.	10,829	511,129
Bunge Global SA	4,406	326,881
Conagra Brands, Inc.	76,330	1,949,468
Darling Ingredients, Inc.(a)	1,173	42,334
Freshpet, Inc.(a)	7,960	851,959
General Mills, Inc.	34,543	2,093,997
Hershey Co.	1,062	183,418
Hormel Foods Corp.	5,475	156,749
Ingredion, Inc.	1,914	249,987
Kellanova	5,192	430,417
Kraft Heinz Co.	13,780	423,184
Lamb Weston Holdings, Inc.	20,876	1,082,838
McCormick & Co., Inc./MD	3,900	322,179
Mondelez International, Inc. - Class A	20,261	1,301,364
Pilgrim's Pride Corp.(a)	1,041	56,620
The Campbell's Co.	3,481	139,449
Tyson Foods, Inc. - Class A	7,009	429,932
		10,551,905
Gas Utilities — 0.4%
Atmos Energy Corp.	2,933	446,197
ONE Gas, Inc.	22,024	1,655,104
Spire, Inc.	25,163	1,934,028
UGI Corp.	2,342	80,003
		4,115,332
Ground Transportation — 1.9%
CSX Corp.	124,162	3,974,425
JB Hunt Transport Services, Inc.	2,394	385,889
Knight-Swift Transportation Holdings, Inc.	4,143	208,973
Landstar System, Inc.	5,456	866,413
Norfolk Southern Corp.	20,736	5,095,872
Old Dominion Freight Line, Inc.	20,156	3,557,534
Ryder System, Inc.	1,543	253,777
Saia, Inc.(a)	722	295,616
U-Haul Holding Co.	3,142	193,390
U-Haul Holding Co.(a)	282	19,528
XPO, Inc.(a)	20,405	2,508,999
		17,360,416
Health Care Equipment & Supplies — 3.5%
Align Technology, Inc.(a)	18,634	3,485,117
Becton Dickinson & Co.	10,397	2,344,835
Cooper Cos., Inc.(a)	77,360	6,991,797

The accompanying notes are an integral part of these financial statements.

29

Column Mid Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Supplies — (Continued)
DENTSPLY SIRONA, Inc.	49,614	$821,112
Dexcom, Inc.(a)	9,200	813,004
Envista Holdings Corp.(a)	57,643	1,151,707
GE HealthCare Technologies, Inc.	21,724	1,897,591
Globus Medical, Inc. - Class A(a)	18,314	1,470,980
Hologic, Inc.(a)	21,103	1,337,719
IDEXX Laboratories, Inc.(a)	1,255	548,573
Insulet Corp.(a)	9,177	2,498,622
Lantheus Holdings, Inc.(a)	1,179	110,614
Masimo Corp.(a)	1,206	227,657
Medtronic PLC	17,037	1,567,745
Penumbra, Inc.(a)	477	136,155
ResMed, Inc.	2,878	672,070
Solventum Corp.(a)	16,949	1,351,683
STERIS PLC	2,083	456,719
Teleflex, Inc.	1,124	149,211
Zimmer Biomet Holdings, Inc.	47,869	4,993,694
		33,026,605
Health Care Providers & Services — 4.2%
Cardinal Health, Inc.	9,979	1,292,081
Cencora, Inc.	42,641	10,811,199
Centene Corp.(a)	68,654	3,992,917
Chemed Corp.	360	216,288
CorVel Corp.(a)	213	23,488
DaVita, Inc.(a)	1,254	185,442
Encompass Health Corp.	35,189	3,523,826
Ensign Group, Inc.	1,675	216,326
HealthEquity, Inc.(a)	9,987	1,096,173
Henry Schein, Inc.(a)	40,783	2,943,309
Hims & Hers Health, Inc.(a)	4,303	194,022
Humana, Inc.	3,692	998,391
Labcorp Holdings, Inc.	22,466	5,639,865
McKesson Corp.	512	327,813
Molina Healthcare, Inc.(a)	4,378	1,318,303
Quest Diagnostics, Inc.	15,183	2,625,141
Tenet Healthcare Corp.(a)	14,363	1,818,212
Universal Health Services, Inc. - Class B	9,472	1,659,968
		38,882,764
Health Care Technology — 0.1%
Doximity, Inc. - Class A(a)	2,127	149,954
Veeva Systems, Inc. - Class A(a)	2,703	605,850
		755,804
Hotels, Restaurants & Leisure — 2.8%
Aramark	5,364	198,736
Boyd Gaming Corp.	17,531	1,336,914
Brinker International, Inc.(a)	1,265	208,510
Carnival Corp.(a)	30,501	729,889

	Shares	Value
Cava Group, Inc.(a)	15,573	$1,479,902
Choice Hotels International, Inc.	447	64,051
Churchill Downs, Inc.	10,667	1,264,040
Darden Restaurants, Inc.	25,674	5,146,610
Domino's Pizza, Inc.	9,602	4,702,195
Dutch Bros, Inc. - Class A(a)	2,745	217,294
Expedia Group, Inc.(a)	1,590	314,756
Hilton Worldwide Holdings, Inc.	15,748	4,172,590
Las Vegas Sands Corp.	218	9,747
Light & Wonder, Inc.(a)	2,215	246,928
MGM Resorts International(a)	4,187	145,540
Norwegian Cruise Line Holdings Ltd.(a)	11,884	270,004
Planet Fitness, Inc. - Class A(a)	10,701	990,378
Red Rock Resorts, Inc. - Class A	1,312	65,561
Texas Roadhouse, Inc.	13,863	2,552,040
Vail Resorts, Inc.	857	136,254
Wyndham Hotels & Resorts, Inc.	16,124	1,746,713
		25,998,652
Household Durables — 1.5%
DR Horton, Inc.	22,360	2,835,472
Garmin Ltd.	13,643	3,123,292
Installed Building Products, Inc.	745	127,693
Lennar Corp. - Class A	6,099	729,623
Lennar Corp. - Class B	110	12,727
Meritage Homes Corp.	2,460	178,276
Mohawk Industries, Inc.(a)	10,641	1,251,275
NVR, Inc.(a)	284	2,057,745
PulteGroup, Inc.	7,147	738,142
Somnigroup International, Inc.	28,774	1,838,083
Taylor Morrison Home Corp.(a)	3,371	207,789
Toll Brothers, Inc.	3,488	389,400
TopBuild Corp.(a)	931	285,249
		13,774,766
Household Products - 0.5%
Church & Dwight Co., Inc.	5,136	571,123
Clorox Co.	2,748	429,760
Kimberly-Clark Corp.	15,410	2,188,374
Reckitt Benckiser Group PLC	19,058	1,259,126
Reynolds Consumer Products, Inc.	1,304	31,922
		4,480,305
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	10,081	116,839
Clearway Energy, Inc. - Class A	381	10,081
Clearway Energy, Inc. - Class C	991	27,768
Talen Energy Corp.(a)	550	114,372
Vistra Corp.	14,791	1,976,965
		2,246,025

The accompanying notes are an integral part of these financial statements.

30

Column Mid Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Insurance — 4.6%
Allstate Corp.	11,308	$2,251,988
American Financial Group, Inc./OH	2,037	257,232
Aon PLC - Class A	3,331	1,362,779
Arch Capital Group Ltd.	4,930	458,046
Assurant, Inc.	1,601	332,832
Axis Capital Holdings Ltd.	2,543	246,366
Brown & Brown, Inc.	63,861	7,570,083
Cincinnati Financial Corp.	3,918	579,120
CNA Financial Corp.	593	29,039
Erie Indemnity Co. - Class A	750	321,052
Everest Group Ltd.	1,199	423,511
First American Financial Corp.	14,958	982,591
Globe Life, Inc.	2,464	313,987
Hanover Insurance Group, Inc.	6,924	1,180,750
Hartford Insurance Group, Inc.	9,179	1,085,692
Kinsale Capital Group, Inc.	274	118,327
Loews Corp.	5,022	435,257
Markel Group, Inc.(a)	1,300	2,513,472
Old Republic International Corp.	7,080	272,651
Primerica, Inc.	1,056	306,240
Principal Financial Group, Inc.	6,087	541,986
Progressive Corp.	12,678	3,575,196
Reinsurance Group of America, Inc.	25,147	5,097,045
RenaissanceRe Holdings Ltd.	17,131	4,070,668
RLI Corp.	2,186	166,333
Ryan Specialty Holdings, Inc.	1,629	114,014
Selective Insurance Group, Inc.	1,561	134,316
Travelers Cos., Inc.	4,208	1,087,726
Unum Group	3,390	278,963
W R Berkley Corp.	65,832	4,152,683
Willis Towers Watson PLC	8,712	2,959,031
		43,218,976
Interactive Media & Services — 0.2%
Pinterest, Inc. - Class A(a)	14,356	530,885
Reddit, Inc. - Class A(a)	9,491	1,535,454
		2,066,339
IT Services - 1.8%
Akamai Technologies, Inc.(a)	31,924	2,575,628
Amdocs Ltd.	24,868	2,169,733
Cloudflare, Inc. - Class A(a)	15,436	2,242,851
Cognizant Technology Solutions Corp. - Class A	27,741	2,311,658
EPAM Systems, Inc.(a)	1,606	331,061
Gartner, Inc.(a)	4,083	2,034,641
Globant SA(a)	684	102,962
GoDaddy, Inc. - Class A(a)	23,629	4,241,405
Twilio, Inc. - Class A(a)	4,653	558,034
		16,567,973
Leisure Products — 0.0%(b)
Mattel, Inc.(a)	4,464	95,083

	Shares	Value
Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	25,039	$3,202,989
Avantor, Inc.(a)	29,836	498,261
Bio-Rad Laboratories, Inc. - Class A(a)	7,260	1,925,062
Bio-Techne Corp.	15,268	942,799
Bruker Corp.	2,314	109,267
Charles River Laboratories International, Inc.(a)	146	24,135
ICON PLC(a)	7,294	1,386,006
Illumina, Inc.(a)	3,830	339,874
IQVIA Holdings, Inc.(a)	21,382	4,036,922
Medpace Holdings, Inc.(a)	711	232,725
QIAGEN NV	50,827	1,951,749
Repligen Corp.(a)	4,904	781,011
Waters Corp.(a)	1,575	594,310
West Pharmaceutical Services, Inc.	17,496	4,065,021
		20,090,131
Machinery — 5.0%
AGCO Corp.	969	93,964
Allison Transmission Holdings, Inc.	2,215	225,376
Chart Industries, Inc.(a)	459	87,463
Crane Co.	637	103,825
Cummins, Inc.	10,690	3,935,844
Donaldson Co., Inc.	3,347	231,244
Dover Corp.	28,403	5,645,664
Esab Corp.	1,481	185,569
Flowserve Corp.	928	51,077
Fortive Corp.	16,808	1,336,908
Graco, Inc.	4,391	382,324
IDEX Corp.	1,524	296,159
Ingersoll Rand, Inc.	9,405	797,356
ITT, Inc.	18,257	2,578,619
Lincoln Electric Holdings, Inc.	1,500	310,035
Middleby Corp.(a)	1,292	213,710
Mueller Industries, Inc.	3,703	296,907
Nordson Corp.	19,154	4,027,895
Oshkosh Corp.	20,354	2,082,214
Parker-Hannifin Corp.	2,122	1,418,578
Pentair PLC	55,543	5,232,151
RBC Bearings, Inc.(a)	742	266,526
Snap-on, Inc.	10,431	3,558,744
Timken Co.	14,228	1,152,468
Toro Co.	2,551	204,616
Watts Water Technologies, Inc. - Class A	4,677	1,003,591
Weir Group PLC	25,263	778,798
Westinghouse Air Brake Technologies Corp.	49,711	9,214,431
Xylem, Inc./NY	5,043	660,078
		46,372,134

The accompanying notes are an integral part of these financial statements.

31

Column Mid Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Marine Transportation — 0.1%
Matson, Inc.	3,549	$511,304
Media — 0.6%
Fox Corp. - Class A	4,214	242,726
Fox Corp. - Class B	12,220	660,735
Interpublic Group of Cos., Inc.	52,040	1,425,896
Liberty Broadband Corp. - Class A(a)	367	29,922
Liberty Broadband Corp. - Class C(a)	2,306	189,692
New York Times Co. - Class A	4,023	193,466
News Corp. - Class A	10,644	304,631
News Corp. - Class B	3,179	102,618
Nexstar Media Group, Inc.	345	58,357
Omnicom Group, Inc.	13,482	1,115,770
Paramount Global - Class A	226	5,119
Paramount Global - Class B	12,172	138,274
Trade Desk, Inc. - Class A(a)	16,006	1,125,542
		5,592,748
Metals & Mining — 1.0%
Alcoa Corp.	4,645	154,446
ATI, Inc.(a)	3,522	204,840
Carpenter Technology Corp.	7,892	1,634,196
Cleveland-Cliffs, Inc.(a)	16,936	183,586
Commercial Metals Co.	20,516	993,795
Freeport-McMoRan, Inc.	23,788	878,015
Nucor Corp.	514	70,660
Reliance, Inc.	10,794	3,207,545
Royal Gold, Inc.	1,705	250,635
Steel Dynamics, Inc.	11,074	1,495,765
United States Steel Corp.	52	2,092
		9,075,575
Multi-Utilities — 1.3%
Ameren Corp.	3,788	384,709
CenterPoint Energy, Inc.	35,720	1,228,054
CMS Energy Corp.	3,808	278,174
Consolidated Edison, Inc.	5,168	524,655
DTE Energy Co.	17,848	2,386,278
NiSource, Inc.	7,536	307,544
Northwestern Energy Group, Inc.	42,291	2,365,336
Public Service Enterprise Group, Inc.	4,465	362,335
WEC Energy Group, Inc.	37,770	4,029,681
		11,866,766
Oil, Gas & Consumable Fuels — 3.2%
Antero Midstream Corp.	9,335	158,228
Antero Resources Corp.(a)	6,133	225,081
APA Corp.	6,588	136,372
Cheniere Energy, Inc.	8,209	1,876,249
Chord Energy Corp.	10,441	1,193,406
Coterra Energy, Inc.	159,361	4,301,153

	Shares	Value
Devon Energy Corp.	10,434	$377,920
Diamondback Energy, Inc.	9,331	1,483,256
DT Midstream, Inc.	2,560	245,990
Enterprise Products Partners LP	94,033	3,141,643
EQT Corp.	63,227	3,045,645
Expand Energy Corp.	3,821	377,821
Hess Midstream LP - Class A	1,866	77,868
HF Sinclair Corp.	5,097	179,771
Kinetik Holdings, Inc.	233	13,593
Marathon Petroleum Corp.	9,270	1,392,169
Matador Resources Co.	3,516	184,028
Murphy Oil Corp.	31,016	821,614
Occidental Petroleum Corp.	30,107	1,470,426
ONEOK, Inc.	970	97,378
Ovintiv, Inc.	8,564	372,191
Permian Resources Corp.	15,979	225,144
Phillips 66	5,916	767,246
Range Resources Corp.	43,187	1,603,101
Targa Resources Corp.	27,520	5,551,334
Texas Pacific Land Corp.	495	706,835
Viper Energy, Inc.	2,417	112,560
		30,138,022
Paper & Forest Products — 0.0%(b)
Louisiana-Pacific Corp.	531	52,925
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	9,587	692,948
Delta Air Lines, Inc.	11,806	709,777
Southwest Airlines Co.	65,604	2,037,660
United Airlines Holdings, Inc.(a)	8,069	756,953
		4,197,338
Personal Care Products — 0.4%
Estee Lauder Cos., Inc. - Class A	19,523	1,403,899
Kenvue, Inc.	90,748	2,141,653
		3,545,552
Pharmaceuticals — 0.1%
Corcept Therapeutics, Inc.(a)	1,670	101,169
Elanco Animal Health, Inc.(a)	12,769	142,630
Jazz Pharmaceuticals PLC(a)	1,157	166,064
Royalty Pharma PLC - Class A	4,374	147,141
Viatris, Inc.	33,435	308,605
		865,609
Professional Services — 3.5%
Booz Allen Hamilton Holding Corp.	3,164	335,574
Broadridge Financial Solutions, Inc.	32,341	7,801,296
Equifax, Inc.	30,946	7,587,959
ExlService Holdings, Inc.(a)	3,485	168,848
Exponent, Inc.	44,870	3,798,694
FTI Consulting, Inc.(a)	6	994

The accompanying notes are an integral part of these financial statements.

32

Column Mid Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Professional Services — (Continued)
Genpact Ltd.	1,869	$99,468
Jacobs Solutions, Inc.	5,010	641,831
KBR, Inc.	1,061	52,021
Leidos Holdings, Inc.	8,799	1,143,606
Paycom Software, Inc.	847	185,891
Paylocity Holding Corp.(a)	298	60,879
Robert Half, Inc.	20,081	1,186,586
Science Applications International Corp.	6,911	682,738
SS&C Technologies Holdings, Inc.	21,485	1,913,239
Verisk Analytics, Inc.	24,289	7,211,647
		32,871,271
Real Estate Management & Development — 1.1%
CBRE Group, Inc. - Class A(a)	43,766	6,212,146
CoStar Group, Inc.(a)	8,580	654,225
Jones Lang LaSalle, Inc.(a)	11,227	3,052,509
Zillow Group, Inc. - Class A(a)	842	62,636
Zillow Group, Inc. - Class C(a)	3,391	259,954
		10,241,470
Semiconductors & Semiconductor Equipment — 2.7%
Amkor Technology, Inc.	4,189	88,388
Applied Materials, Inc.	8,778	1,387,538
Astera Labs, Inc.(a)	15,542	1,155,548
Cirrus Logic, Inc.(a)	257	26,782
Entegris, Inc.	22,650	2,292,633
First Solar, Inc.(a)	1,089	148,300
GLOBALFOUNDRIES, Inc.(a)	2,010	77,928
Lam Research Corp.	8,363	641,777
MACOM Technology Solutions Holdings, Inc.(a)	20,629	2,385,950
Microchip Technology, Inc.	14,136	832,045
Monolithic Power Systems, Inc.	13,740	8,395,277
ON Semiconductor Corp.(a)	24,818	1,167,687
Onto Innovation, Inc.(a)	1,390	202,467
Qorvo, Inc.(a)	2,228	161,953
Skyworks Solutions, Inc.	28,335	1,888,811
Teradyne, Inc.	3,779	415,161
Universal Display Corp.	26,160	4,018,699
Wolfspeed, Inc.(a)	11	64
		25,287,008
Software — 4.5%
ANSYS, Inc.(a)	9,972	3,323,169
AppLovin Corp. - Class A(a)	10,947	3,565,876
Aspen Technology, Inc.(a)	746	197,877
Aurora Innovation, Inc.(a)	6,700	48,709
Bentley Systems, Inc. - Class B	102,399	4,495,316
BILL Holdings, Inc.(a)	14,723	812,710
Check Point Software Technologies Ltd.(a)	11,906	2,622,416

	Shares	Value
Commvault Systems, Inc.(a)	213	$36,329
CyberArk Software Ltd.(a)	8,924	3,246,997
Datadog, Inc. - Class A(a)	22,722	2,648,249
DocuSign, Inc.(a)	5,254	436,975
Dolby Laboratories, Inc. - Class A	1,452	118,498
Gen Digital, Inc.	43,303	1,183,471
Guidewire Software, Inc.(a)	9,034	1,818,725
HubSpot, Inc.(a)	5,258	3,806,739
InterDigital, Inc.	4,371	933,820
Manhattan Associates, Inc.(a)	1,732	306,356
MicroStrategy, Inc. - Class A(a)	2,837	724,655
Palantir Technologies, Inc. - Class A(a)	30,028	2,549,978
Pegasystems, Inc.	10,962	860,627
Procore Technologies, Inc.(a)	10,576	808,747
Q2 Holdings, Inc.(a)	9,441	824,860
Qualys, Inc.(a)	1,192	156,700
Samsara, Inc. - Class A(a)	47,420	2,260,986
Synopsys, Inc.(a)	3,512	1,605,967
Tyler Technologies, Inc.(a)	4,138	2,517,683
UiPath, Inc. - Class A(a)	10,204	125,509
Zoom Communications, Inc. - Class A(a)	5,495	404,982
		42,442,926
Specialty Retail — 2.7%
Abercrombie & Fitch Co. - Class A(a)	1,960	201,860
Asbury Automotive Group, Inc.(a)	408	109,507
AutoNation, Inc.(a)	919	167,598
AutoZone, Inc.(a)	854	2,983,031
Best Buy Co., Inc.	11,360	1,021,378
Burlington Stores, Inc.(a)	11,116	2,771,552
CarMax, Inc.(a)	2,443	202,696
Chewy, Inc. - Class A(a)	646	24,070
Dick's Sporting Goods, Inc.	1,771	398,652
Floor & Decor Holdings, Inc. - Class A(a)	2,919	282,063
GameStop Corp. - Class A(a)	8,052	201,622
Gap, Inc.	9,155	206,995
Lithia Motors, Inc.	711	244,897
Murphy USA, Inc.	580	272,159
Penske Automotive Group, Inc.	458	77,278
Ross Stores, Inc.	65,983	9,258,735
TJX Cos., Inc.	15,982	1,993,914
Tractor Supply Co.	15,085	834,955
Ulta Beauty, Inc.(a)	6,954	2,547,667
Valvoline, Inc.(a)	12,283	452,997
Williams-Sonoma, Inc.	4,361	848,563
		25,102,189
Technology Hardware, Storage & Peripherals — 0.5%
Dell Technologies, Inc. - Class C	7,863	808,002

The accompanying notes are an integral part of these financial statements.

33

Column Mid Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware, Storage & Peripherals — (Continued)
Hewlett Packard Enterprise Co.	32,071	$635,326
HP, Inc.	56,676	1,749,588
NetApp, Inc.	12,069	1,204,607
Pure Storage, Inc. - Class A(a)	4,821	252,958
Super Micro Computer, Inc.(a)	3,830	158,792
		4,809,273
Textiles, Apparel & Luxury Goods — 0.6%
Birkenstock Holding PLC(a)	485	23,998
Columbia Sportswear Co.	6	521
Crocs, Inc.(a)	577	57,452
Deckers Outdoor Corp.(a)	15,136	2,109,353
Levi Strauss & Co. - Class A	2,594	46,614
Ralph Lauren Corp.	10,576	2,867,577
Skechers USA, Inc. - Class A(a)	4,188	255,426
Tapestry, Inc.	3,888	332,113
VF Corp.	8,709	217,115
		5,910,169
Trading Companies & Distributors — 1.7%
Air Lease Corp.	65,106	3,119,879
Applied Industrial Technologies, Inc.	1,152	288,668
Beacon Roofing Supply, Inc.(a)	27,837	3,212,947
Bunzl PLC	36,292	1,538,859
Core & Main, Inc. - Class A(a)	5,532	282,187
Fastenal Co.	6,300	477,099
FTAI Aviation Ltd.	7,505	965,969
GATX Corp.	15,241	2,546,009
MSC Industrial Direct Co., Inc. - Class A	36,029	2,895,290
SiteOne Landscape Supply, Inc.(a)	1,093	138,057
Watsco, Inc.	825	416,072
WESCO International, Inc.	1,423	256,809
		16,137,845
Water Utilities — 0.0%(b)
American Water Works Co., Inc.	2,783	378,404
TOTAL COMMON STOCKS (Cost $789,064,097)		878,415,476
REAL ESTATE INVESTMENT TRUSTS — 3.7%
Health Care REITs — 0.3%
Healthpeak Properties, Inc.	55,390	1,133,279
Ventas, Inc.	20,331	1,406,499
		2,539,778
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	103,158	2,365,413
EastGroup Properties, Inc.	6,196	1,132,939
Rexford Industrial Realty, Inc.	11,760	485,923
		3,984,275

	Shares	Value
Office REITs — 0.4%
BXP, Inc.	46,303	$3,284,272
Residential REITs — 0.6%
Equity LifeStyle Properties, Inc.	14,884	1,020,745
Equity Residential	38,232	2,835,667
Essex Property Trust, Inc.	5,981	1,863,500
		5,719,912
Retail REITs — 0.8%
Agree Realty Corp.	14,783	1,090,985
Realty Income Corp.	39,987	2,280,459
Regency Centers Corp.	27,494	2,108,790
Simon Property Group, Inc.	12,574	2,339,896
		7,820,130
Specialized REITs — 1.2%
American Tower Corp.	7,682	1,579,573
Extra Space Storage, Inc.	6,290	959,602
Lamar Advertising Co. - Class A	11,812	1,467,405
Public Storage	5,244	1,592,183
SBA Communications Corp.	8,969	1,954,345
VICI Properties, Inc.	100,626	3,269,339
		10,822,447
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $32,233,112)		34,170,814
PREFERRED STOCKS — 0.1%
Household Products — 0.1%
Henkel AG & Co. KGaA, 0.00%	13,550	1,171,054
TOTAL PREFERRED STOCKS (Cost $1,082,279)		1,171,054
EXCHANGE TRADED FUNDS — 0.1%
iShares Russell Mid-Cap Value ETF	2,961	388,779
TOTAL EXCHANGE TRADED FUNDS (Cost $387,491)		388,779
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds — 2.2%
First American Government Obligations Fund - Class X, 4.29%(c)	20,748,135	20,748,135
TOTAL SHORT-TERM INVESTMENTS (Cost $20,748,135)		20,748,135
TOTAL INVESTMENTS — 99.9% (Cost $843,515,114)		$934,894,258
Other Assets in Excess of Liabilities - 0.1%		1,220,729
TOTAL NET ASSETS — 100.0%		$936,114,987

The accompanying notes are an integral part of these financial statements.

34

Column Mid Cap Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

35

Column Mid Cap Fund
Schedule of Forward Currency Contracts
February 28, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	03/28/2025	EUR	390,202	USD	408,414	$(3,046)
Bank of America	03/28/2025	GBP	56,838	USD	72,175	(683)
Bank of America	03/28/2025	USD	8,842,006	EUR	8,393,158	122,613
Bank of America	03/28/2025	USD	3,092,130	GBP	2,452,725	7,044
Net Unrealized Appreciation (Depreciation)						$125,928

EUR - Euro
GBP - British Pound
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

36

COLUMN FUNDS
Statements of Assets and Liabilities
February 28, 2025 (Unaudited)

	Column Small Cap Select Fund	Column Small Cap Fund	Column Mid Cap Select Fund	Column Mid Cap Fund
ASSETS
Investments, at fair value (Note 2)*	$1,116,602,623	$ 428,252,570	$ 2,216,074,280	$ 934,894,258
Foreign currency**	—	10,711	—	—
Receivable for Fund shares sold	1,705,419	186,065	2,745,797	382,798
Receivable for investments sold	1,418,951	1,577,009	2,408,918	2,759,302
Dividends and interest receivable	786,683	334,738	1,946,776	754,839
Unrealized appreciation of forward currency exchange contracts	—	35,628	—	129,657
Prepaid expenses and other assets	103,530	36,118	96,223	39,166
Total assets	1,120,617,206	430,432,839	2,223,271,994	938,960,020
LIABILITIES
Payable for Fund shares redeemed	845,400	293,540	983,353	672,240
Payable for investments purchased	11,748,749	1,178,723	3,248,109	1,742,457
Payable for shareholder servicing fees (Note 5)	109,583	42,507	211,354	91,420
Payable for administrative services (Note 4)	17,509	6,813	34,081	14,687
Payable to Adviser (Note 4)	398,909	139,652	629,975	242,981
Payable to affiliates (Note 6)	73,488	41,264	100,067	59,578
Unrealized depreciation of forward currency exchange contracts	—	3,943	—	3,729
Accrued expenses and other liabilities	21,987	15,620	25,387	17,941
Total liabilities	13,215,625	1,722,062	5,232,326	2,845,033
NET ASSETS	$ 1,107,401,581	$ 428,710,777	$ 2,218,039,668	$936,114,987
NET ASSETS CONSIST of
Paid-in capital	$ 1,063,328,817	$ 403,005,993	$ 2,055,327,164	$ 834,851,816
Total distributable earnings	44,072,764	25,704,784	162,712,504	101,263,171
TOTAL NET ASSETS	$ 1,107,401,581	$ 428,710,777	$ 2,218,039,668	$936,114,987
Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	97,886,202	38,428,423	196,438,641	80,644,995
Net asset value per share	$11.31	$11.16	$11.29	$11.61
* Cost of investments	$ 1,079,685,848	$ 409,943,368	$ 2,053,573,288	$843,515,114
** Cost of foreign currency	$—	$10,554	$—	$—

The accompanying notes are an integral part of these financial statements.

37

COLUMN FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2025 (Unaudited)

	Column Small Cap Select Fund	Column Small Cap Fund	Column Mid Cap Select Fund	Column Mid Cap Fund
INVESTMENT INCOME
Income:
Dividends *	$5,443,770	$3,392,247	$13,503,131	$6,207,926
Interest income	920,383	331,433	1,381,320	458,318
TOTAL INCOME	6,364,153	3,723,680	14,884,451	6,666,244
Expenses:
Management fees (Note 4)	4,184,672	1,695,411	7,241,502	3,281,912
Shareholder servicing fees (Note 5)	334,259	131,891	642,540	283,017
Printing and mailing fees	150,385	33,142	154,265	35,432
Fund administration fees (Note 6)	133,881	64,567	245,484	117,161
Administrative services fee (Note 4)	111,420	43,964	214,180	94,339
Federal and state registration fees	84,627	44,527	117,211	56,561
Custodian fees (Note 6)	63,889	45,379	46,564	39,025
Transfer agent fees (Note 6)	18,099	14,269	23,615	17,083
Trustees’ fees	15,572	15,572	15,572	15,572
Legal fees	10,005	9,897	10,887	9,985
Audit and tax fees	9,982	9,982	9,982	9,982
Pricing fees (Note 6)	8,584	16,971	8,051	13,660
Chief Compliance Officer fees (Note 6)	4,980	4,990	4,980	4,897
Insurance fees	2,914	1,936	4,400	2,738
Other fees	8,527	7,841	9,703	8,331
TOTAL EXPENSES	5,141,796	2,140,339	8,748,936	3,989,695
Less: Waiver by Adviser (Note 4)	(1,639,837)	(796,534)	(3,273,363)	(1,716,847)
NET EXPENSES	3,501,959	1,343,805	5,475,573	2,272,848
NET INVESTMENT INCOME	2,862,194	2,379,875	9,408,878	4,393,396
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss):
Investments	19,805,562	10,901,110	8,349,137	11,502,114
Forward currency exchange contracts	—	60,909	—	280,674
Foreign currency transactions	—	(3,726)	—	(146)
	19,805,562	10,958,293	8,349,137	11,782,642
Change in net unrealized appreciation (depreciation) on:
Investments	(72,817,847)	(20,724,863)	(25,652,553)	(4,782,549)
Forward currency exchange contracts	—	46,210	—	417,080
Foreign currency transactions	—	(462)	—	(662)
	(72,817,847)	(20,679,115)	(25,652,553)	(4,366,131)
NET GAIN (LOSS) ON INVESTMENTS	(53,012,285)	(9,720,822)	(17,303,416)	7,416,511
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (50,150,091)	$(7,340,947)	$(7,894,538)	$ 11,809,907
* Net of foreign taxes and fees withheld of:	$ 40,501	$ 29,424	$ 7,334	$ 12,647

The accompanying notes are an integral part of these financial statements.

38

Column Small Cap Select Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2025 (Unaudited)	Period Ended August 31, 2024(1)
OPERATIONS
Net investment income	$2,862,194	$3,274,649
Net realized gain (loss) on investments sold	19,805,562	(9,399,088)
Net change in unrealized appreciation (depreciation) of investments	(72,817,847)	109,734,622
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	(50,150,091)	103,610,183
DISTRIBUTIONS TO SHAREHOLDERS	(9,387,328)	—
CAPITAL TRANSACTIONS
Proceeds from shares sold	157,557,957	1,012,502,908
Reinvestment of distributions	9,387,328	—
Cost of shares redeemed	(62,781,727)	(53,337,649)
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS	104,163,558	959,165,259
TOTAL INCREASE IN NET ASSETS:	44,626,139	1,062,775,442
NET ASSETS
Beginning of period	1,062,775,442	—
End of period	$ 1,107,401,581	$ 1,062,775,442
FUND SHARE TRANSACTIONS
Shares sold	13,172,392	93,938,070
Shares issued for reinvested distributions	756,432	—
Shares redeemed	(5,236,118)	(4,744,574)
NET INCREASE IN FUND SHARES	8,692,706	89,193,496

(1)	The Fund commenced operations on December 11, 2023.
The accompanying notes are an integral part of these financial statements.

39

Column Small Cap Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2025 (Unaudited)	Period Ended August 31, 2024(1)
OPERATIONS
Net investment income	$2,379,875	$2,151,019
Net realized gain (loss) on:
Investments	10,901,110	2,913,344
Forward currency exchange contracts	60,909	29,266
Foreign currency transactions	(3,726)	(209)
Net change in unrealized appreciation (depreciation) on:
Investments	(20,724,863)	39,034,065
Forward currency exchange contracts	46,210	(14,524)
Foreign currency translations	(462)	244
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	(7,340,947)	44,113,205
DISTRIBUTIONS TO SHAREHOLDERS	(11,067,474)	—
CAPITAL TRANSACTIONS
Proceeds from shares sold	37,617,293	424,530,251
Reinvestment of distributions	11,067,474	—
Cost of shares redeemed	(30,787,671)	(39,421,354)
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS	17,897,096	385,108,897
TOTAL INCREASE (DECREASE) IN NET ASSETS:	(511,325)	429,222,102
NET ASSETS
Beginning of period	429,222,102	—
End of period	$ 428,710,777	$ 429,222,102
FUND SHARE TRANSACTIONS
Shares sold	3,208,240	40,591,016
Shares issued for reinvested distributions	922,289	—
Shares redeemed	(2,618,914)	(3,674,208)
NET INCREASE IN FUND SHARES	1,511,615	36,916,808

(1)	The Fund commenced operations on December 11, 2023.
The accompanying notes are an integral part of these financial statements.

40

Column Mid Cap Select Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2025 (Unaudited)	Period Ended August 31, 2024(1)
OPERATIONS
Net investment income	$9,408,878	$10,082,250
Net realized gain (loss) on investments sold	8,349,137	(10,737,554)
Net change in unrealized appreciation (depreciation) of investments	(25,652,553)	188,153,545
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	(7,894,538)	187,498,241
DISTRIBUTIONS TO SHAREHOLDERS	(16,891,199)	—
CAPITAL TRANSACTIONS
Proceeds from shares sold	296,783,775	1,970,103,650
Reinvestment of distributions	16,891,199	—
Cost of shares redeemed	(120,066,554)	(108,384,906)
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS	193,608,420	1,861,718,744
TOTAL INCREASE IN NET ASSETS:	168,822,683	2,049,216,985
NET ASSETS
Beginning of period	2,049,216,985	—
End of period	$ 2,218,039,668	$ 2,049,216,985
FUND SHARE TRANSACTIONS
Shares sold	25,863,118	189,600,315
Shares issued for reinvested distributions	1,458,653	—
Shares redeemed	(10,455,533)	(10,027,912)
NET INCREASE IN FUND SHARES	16,866,238	179,572,403

(1)	The Fund commenced operations on December 11, 2023.
The accompanying notes are an integral part of these financial statements.

41

Column Mid Cap Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2025 (Unaudited)	Period Ended August 31, 2024(1)
OPERATIONS
Net investment income	$4,393,396	$5,427,532
Net realized gain (loss) on:
Investments	11,502,114	(2,860,411)
Foreign currency exchange contracts	280,674	157,563
Foreign currency transactions	(146)	77
Net change in unrealized appreciation (depreciation) on:
Investments	(4,782,549)	96,161,693
Foreign currency exchange contracts	417,080	(291,153)
Foreign currency transactions	(662)	621
NET INCREASE IN NET ASSETS FROM OPERATIONS	11,809,907	98,595,922
DISTRIBUTIONS TO SHAREHOLDERS	(9,161,719)	—
CAPITAL TRANSACTIONS
Proceeds from shares sold	77,235,426	900,525,027
Reinvestment of distributions	9,161,719	—
Cost of shares redeemed	(74,823,700)	(77,227,595)
INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS	11,573,445	823,297,432
TOTAL INCREASE IN NET ASSETS:	14,221,633	921,893,354
NET ASSETS
Beginning of period	921,893,354	—
End of period	$936,114,987	$ 921,893,354
FUND SHARE TRANSACTIONS
Shares sold	6,526,597	86,773,289
Shares issued for reinvested distributions	762,206	—
Shares redeemed	(6,317,462)	(7,099,635)
NET INCREASE IN FUND SHARES	971,341	79,673,654

(1)	The Fund commenced operations on December 11, 2023.
The accompanying notes are an integral part of these financial statements.

42

Column Small Cap Select Fund
FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period

	Six Months Ended February 28, 2025 (Unaudited)	Period Ended August 31, 2024(1)
Net asset value, beginning of period	$11.92	$10.00
Income from investment operations:
Net investment income(2)	0.03	0.05
Net realized and unrealized gain (loss)	(0.54)	1.87
Total from investment operations	(0.51)	1.92
Distributions to shareholders from:
Net investment income	(0.10)	—
Net realized gains on investments sold	—	—
Total distributions	(0.10)	—
Net asset value, end of period	$11.31	$11.92
Total return(3)(4)	−4.35%	19.20%
Ratios/supplemental data:
Net assets, end of period (000’s)	$1,107,402	$1,062,775
Ratio of expenses to average net assets before management fee waiver(5)	0.92%	0.95%
Ratio of expenses to average net assets after management fee waiver(5)	0.63%	0.66%
Ratio of net investment income to average net assets before management fee waiver(5)	0.22%	0.33%
Ratio of net investment income to average net assets after management fee waiver(5)	0.51%	0.62%
Portfolio turnover rate(4)	49.04%	54.21%

(1)	The Fund commenced investment operations on December 11, 2023.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

43

Column Small Cap Fund
FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period

	Six Months Ended February 28, 2025 (Unaudited)	Period Ended August 31, 2024(1)
Net asset value, beginning of period	$11.63	$10.00
Income from investment operations:
Net investment income(2)	0.06	0.07
Net realized and unrealized gain (loss)	(0.24)	1.56
Total from investment operations	(0.18)	1.63
Distributions to shareholders from:
Net investment income	(0.12)	—
Net realized gains on investments sold	(0.17)	—
Total distributions	(0.29)	—
Net asset value, end of period	$11.16	$11.63
Total return(3)(4)	−1.67%	16.30%
Ratios/supplemental data:
Net assets, end of period (000’s)	$428,711	$429,222
Ratio of expenses to average net assets before management fee waiver(5)	0.97%	1.02%
Ratio of expenses to average net assets after management fee waiver(5)	0.61%	0.66%
Ratio of net investment income to average net assets before management fee waiver(5)	0.72%	0.54%
Ratio of net investment income to average net assets after management fee waiver(5)	1.08%	0.90%
Portfolio turnover rate(4)	29.26%	36.01%

(1)	The Fund commenced investment operations on December 11, 2023.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

44

Column Mid Cap Select Fund
FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period

	Six Months Ended February 28, 2025 (Unaudited)	Period Ended August 31, 2024(1)
Net asset value, beginning of period	$11.41	$10.00
Income from investment operations:
Net investment income(2)	0.05	0.07
Net realized and unrealized gain (loss)	(0.08)	1.34
Total from investment operations	(0.03)	1.41
Distributions to shareholders from:
Net investment income	(0.09)	—
Net realized gains on investments sold	—	—
Total distributions	(0.09)	—
Net asset value, end of period	$11.29	$11.41
Total return(3)(4)	−0.29%	14.10%
Ratios/supplemental data:
Net assets, end of period (000’s)	$2,218,040	$2,049,217
Ratio of expenses to average net assets before management fee waiver(5)	0.82%	0.84%
Ratio of expenses to average net assets after management fee waiver(5)	0.51%	0.54%
Ratio of net investment income to average net assets before management fee waiver(5)	0.57%	0.63%
Ratio of net investment income to average net assets after management fee waiver(5)	0.88%	0.93%
Portfolio turnover rate(4)	12.71%	16.22%

(1)	The Fund commenced investment operations on December 11, 2023.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

45

Column Mid Cap Fund
FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period

	Six Months Ended February 28, 2025 (Unaudited)	Period Ended August 31, 2024(1)
Net asset value, beginning of period	$11.57	$10.00
Income from investment operations:
Net investment income(2)	0.05	0.08
Net realized and unrealized gain	0.10	1.49
Total from investment operations	0.15	1.57
Distributions to shareholders from:
Net investment income	(0.11)	—
Net realized gains on investments sold	—	—
Total distributions	(0.11)	—
Net asset value, end of period	$11.61	$11.57
Total return(3)(4)	1.30%	15.70%
Ratios/supplemental data:
Net assets, end of period (000’s)	$936,115	$921,893
Ratio of expenses to average net assets before management fee waiver(5)	0.84%	0.88%
Ratio of expenses to average net assets after management fee waiver(5)	0.48%	0.52%
Ratio of net investment income to average net assets before management fee waiver(5)	0.57%	0.68%
Ratio of net investment income to average net assets after management fee waiver(5)	0.93%	1.04%
Portfolio turnover rate(4)	22.31%	28.20%

(1)	The Fund commenced investment operations on December 11, 2023.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

46

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)
1. ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Column Funds (the “Funds”) are comprised of the Column Small Cap Select Fund, the Column Small Cap Fund, the Column Mid Cap Select Fund, and the Column Mid Cap Fund, each representing a distinct, diversified series with its own investment objective and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. Each Fund commenced operations on December 11, 2023. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. Costs incurred by the Funds in connection with the organization, registration and the initial public offering were paid by Mason Street Advisors, LLC (the “Adviser”), the Funds’ investment adviser. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
(A)
Investment Valuation. Each equity security owned by a Fund, including depositary receipts, that is listed on a national securities exchange, except for portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) is valued at its last sale price or official closing price on that exchange on the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the most recent quoted bid at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at prices supplied by an approved Pricing Service. Where the price of a long-term debt security is not available from a Pricing Service, the most recent quotation from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the bid price. When a Fund buys a when issued, new issue or delayed delivery debt security and the security is not yet being traded or priced by a Pricing Service, the security will be valued at cost. Thereafter, the security will be valued at its market value or its fair value if the security has not commenced trading or is not priced by a Pricing Service for longer than five days. Any discount or premium is accreted or amortized using the constant yield method until maturity.
Forward currency contracts are valued at the mean between the bid and asked prices.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. All ETFs are valued at the last reported sale price on the exchange on which the security is principally traded. Foreign securities will be priced in their local currencies as of the close of their primary exchange or

47

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
market or as of the time a Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time. Occasionally, events which affect the values of such securities may occur between the times at which the values are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value in good faith as determined by the Adviser in accordance with its fair valuation procedures. If on any business day a change in the value of the equity markets exceeds a certain threshold as determined by reference to a broad-based index, then each foreign equity security held by a Fund (other than those traded in countries outside of Canada, Mexico, Central and South America) will be valued at its fair value by using a value determined by an independent pricing agent rather than using the last closing price of such foreign security on its principal overseas market. A value determined by an independent pricing agent will also be used to fair value foreign securities held by a Fund on any day when a foreign market is closed due to a local holiday or other scheduled closure, but the New York Stock Exchange is open.
If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that a Fund is accurately priced. The Adviser will regularly evaluate whether a Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.
FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Leve 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

48

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investments carried at fair value as of February 28, 2025:
Column Small Cap Select Fund

	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,012,689,253	$5,161,693	$—	$1,017,850,946
Real Estate Investment Trusts	22,915,958	—	—	22,915,958
Exchange Traded Funds	10,630,989	—	—	10,630,989
Money Market Funds	65,204,730	—	—	65,204,730
Total Investments in Securities	$1,111,440,930	$5,161,693	$—	$1,116,602,623

*	For further information regarding industry classifications, see the Schedule of Investments.
Column Small Cap Fund

	Level 1	Level 2	Level 3	Total
Common Stocks*	$394,420,080	$5,759,627	$—	$400,179,707
Real Estate Investment Trusts	8,573,017	—	—	8,573,017
Exchange Traded Funds	3,010,154	—	—	3,010,154
Money Market Funds	16,489,692	—	—	16,489,692
Total Investments in Securities	$422,492,943	$5,759,627	$—	$428,252,570
Other Financial Instruments**
Forward Currency Contracts	$—	$31,686	$—	$31,686

*	For further information regarding industry classifications, see the Schedule of Investments.
**
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts. Forward currency contracts are reflected as the net unrealized appreciation (depreciation) on the instrument.

Column Mid Cap Select Fund

	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,056,188,106	$—	$—	$2,056,188,106
Real Estate Investment Trusts	94,133.960	—	—	94,133,960
Money Market Funds	65,752,214	—	—	65,752,214
Total Investments in Securities	$2,216,074,280	$—	$—	$2,216,074,280

*	For further information regarding industry classifications, see the Schedule of Investments.

49

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
Column Mid Cap Fund

	Level 1	Level 2	Level 3	Total
Common Stocks*	$866,239,345	$12,176,131	$—	$878,415,476
Real Estate Investment Trusts	34,170,814	—	—	34,170,814
Preferred Stocks*	—	1,171,054	—	1,171,054
Exchange Traded Funds	388,779	—	—	388,779
Money Market Funds	20,748,135	—	—	20,748,135
Total Investments in Securities	$921,547,073	$13,347,185	$—	$934,894,258
Other Financial Instruments**
Forward Currency Contracts	$—	$125,928	$—	$125,928

*	For further information regarding industry classifications, see the Schedule of Investments.
**
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts. Forward currency contracts are reflected as the net unrealized appreciation (depreciation) on the instrument.

(B)
Foreign Securities and Currency Translations. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
(C)
Federal Income Taxes. Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it of all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the period ended February 28, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended February 28, 2025, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities.

50

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
(D)
Distributions to Shareholders. The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or NAV per share.

(E)
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(F)
Share Valuation. The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

(G)
Expenses. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(H)
Other. Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the specific identification method for the best tax relief order by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in Real Estate Investment Trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of a Fund. Changes to estimates will be recorded in the period they are known. The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statements of Assets and Liabilities.

(I)
Derivative Instruments. As a non-principal investment strategy, the Funds may enter into forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are considered derivatives and the Adviser and sub-advisers intend to limit each Fund’s investments in forward currency contracts in order for each Fund to qualify

51

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
as a limited derivatives user as defined in Rule 18f-4 under the 1940 Act. As of February 28, 2025, the fair value of derivative instruments in the Funds is described below:
Column Small Cap Fund
Statements of Assets and Liabilities—
Value of Derivative Instruments as of February 28, 2025:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Forward Currency Exchange Contracts	Unrealized appreciation on forward currency exchange contracts	$35,628	Unrealized depreciation on forward currency exchange contracts	$3,943
Total		$35,628		$3,943

The Effect of Derivative Instruments on the Statements of Operations for the period ended February 28, 2025:

Amount of Realized Gain (Loss) on Derivatives	Forward Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Derivatives	Forward Currency Contracts
Forward Currency Exchange Contracts	$60,909	Forward Currency Exchange Contracts	$46,210
Total	$60,909	Total	$46,210

Column Mid Cap Fund
Statements of Assets and Liabilities—
Value of Derivative Instruments as of February 28, 2025:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Forward Currency Exchange Contracts	Unrealized appreciation on forward currency exchange contracts	$129,657	Unrealized depreciation on forward currency exchange contracts	$3,729
Total		$129,657		$3,729

The Effect of Derivative Instruments on the Statements of Operations for the period ended February 28, 2025:

Amount of Realized Gain (Loss) on Derivatives	Forward Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Derivatives	Forward Currency Contracts
Forward Currency Exchange Contracts	$280,674	Forward Currency Exchange Contracts	$417,080
Total	$280,674	Total	$417,080

The Funds are not subject to any Master Netting Arrangements; therefore, the Funds do not offset any assets or liabilities.

52

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
Volume Disclosures
The average monthly notional amount outstanding of forward currency exchange contracts during the fiscal period ended February 28, 2025 was as follows:

Column Small Cap Fund	$2,275,639
Column Mid Cap Fund	$12,794,727

The Column Small Cap Select Fund and Column Mid Cap Select Fund did not invest in any derivatives during the fiscal period ended February 28, 2025.
3. FEDERAL TAX MATTERS
The Funds did not pay any distributions during the fiscal period ended August 31, 2024.
As of August 31, 2024, the components of accumulated earnings on a tax basis were as follows:

	Column Small Cap Select Fund	Column Small Cap Fund
Cost basis of investments for federal income tax purposes	$959,813,439	$390,925,266
Gross tax unrealized appreciation	$145,315,928	$57,879,870
Gross tax unrealized depreciation	(42,913,482)	(19,779,026)
Net tax unrealized appreciation	102,402,446	38,100,844
Undistributed ordinary income	6,673,239	5,996,418
Undistributed long-term capital gain	—	18,269
Distributable earnings	6,673,239	6,014,687
Other accumulated losses	(5,465,502)	(2,326)
Total distributable earnings	$103,610,183	$44,113,205

	Column Mid Cap Select Fund	Column Mid Cap Fund
Cost basis of investments for federal income tax purposes	$1,864,517,861	$828,393,988
Gross tax unrealized appreciation	$228,490,656	$114,847,122
Gross tax unrealized depreciation	(44,864,884)	(20,578,225)
Net tax unrealized appreciation	183,625,772	94,268,897
Undistributed ordinary income	10,082,250	5,315,187
Undistributed long-term capital gain	—	—
Distributable earnings	10,082,250	5,315,187
Other accumulated losses	(6,209,781)	(969,101)
Total distributable earnings	$187,498,241	$98,614,983

Investments for federal income tax purposes in the above table include foreign currencies and derivatives. The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments, PFIC mark-to-market adjustments, and forward contracts mark-to-market adjustments.

53

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
At August 31, 2024, the Funds had the following capital loss carryovers which will be carried forward indefinitely to offset future realized capital gains:

	Short-Term	Long-Term
Column Small Cap Select Fund	$(5,325,610)	$—
Column Small Cap Fund	—	—
Column Mid Cap Select Fund	(6,158,411)	—
Column Mid Cap Fund	(950,014)	—

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period ended August 31, 2024, the following reclassifications were made on the Statements of Asset and Liabilities due to permanent tax differences:

	Paid-in Capital	Total Distributable Earnings
Column Small Cap Select Fund	$—	$—
Column Small Cap Fund	—	—
Column Mid Cap Select Fund	—	—
Column Mid Cap Fund*	(19,061)	19,061

*	This reclassification is due to partnership adjustments.
4. INVESTMENT ADVISER
The Trust has an Investment Advisory Agreement (the “Agreement”) with Mason Street Advisors, LLC (the “Adviser”) to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services based on an annual rate equal to a percentage of each Fund’s average daily net assets, as set forth in the table below.

Column Small Cap Select Fund	0.78% on the first $250 million 0.76% on the next $250 million 0.74% on the next $500 million 0.72% over $1 billion
Column Small Cap Fund	0.78% on the first $250 million 0.76% on the next $250 million 0.74% on the next $500 million 0.72% over $1 billion
Column Mid Cap Select Fund	0.72% on the first $250 million 0.70% on the next $250 million 0.68% on the next $500 million 0.66% over $1 billion
Column Mid Cap Fund	0.72% on the first $250 million 0.70% on the next $250 million 0.68% on the next $500 million 0.66% over $1 billion

Pursuant to a Management Fee Waiver Agreement, the Adviser has contractually agreed, through at least December 31, 2025, to waive its management fees with respect to each Fund to the extent such management fees exceed the management fees that the Adviser is required to pay to the Fund’s designated sub-adviser(s) for management of allocated portions of the Fund. The Adviser may not recoup these waivers in future periods.

54

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
Pursuant to an Administrative Services Agreement, the Adviser also provides or procures management of certain of the Funds’ administrative affairs, including review of shareholder reports and other regulatory filings prepared by the Funds’ administrator; oversight of the Funds’ primary service providers; periodic due diligence reviews of the Funds’ primary service providers; coordination and negotiation of contracts and pricing relating to the Funds’ primary service providers; and such other duties or services necessary for the appropriate operation of the Funds that are incidental to the foregoing services. For such administrative services, under the Administrative Services Agreement, each Fund pays the Adviser an administrative services fee computed daily and paid monthly, based on an annual rate equal to 0.02% of the Fund’s average daily net assets.
Sub-advisory services are provided to the Funds, pursuant to investment sub-advisory agreements between the Adviser and the below listed sub-advisers. Under the terms of these investment sub-advisory agreements, the Adviser compensates the sub-advisers based on each Fund’s average daily net assets.
Column Small Cap Select Fund
Boston Partners Global Investors, Inc. (WPG Partners division)
Driehaus Capital Management LLC
Neuberger Berman Investment Advisers LLC
Vaughan Nelson Investment Management, L.P.
Column Small Cap Fund
American Century Investment Management, Inc.
American Century Investment Management, Inc. (Avantis Investors division)
Boston Partners Global Investors, Inc. (WPG Partners division)
Franklin Mutual Advisers, LLC
Kayne Anderson Rudnick Investment Management, LLC
Neuberger Berman Investment Advisers LLC
Vaughan Nelson Investment Management, L.P.
Column Mid Cap Select Fund
Boston Partners Global Investors, Inc.
EARNEST Partners, LLC
Kayne Anderson Rudnick Investment Management, LLC
Column Mid Cap Fund
American Century Investment Management, Inc.
American Century Investment Management, Inc. (Avantis Investors division)
Boston Partners Global Investors, Inc.
EARNEST Partners, LLC
Invesco Advisers, Inc.
Kayne Anderson Rudnick Investment Management, LLC
5. SHAREHOLDER SERVICING PLAN
The Trust has adopted a Shareholder Servicing Plan on behalf of the Funds to pay for shareholder support services from each Fund’s assets pursuant to a Shareholder Servicing Agreement at an annual rate not to exceed 0.10% of a Fund’s average daily net assets. Currently, the shareholder servicing fee being charged for each Fund is 0.06% of the Fund’s average daily net assets; however, the fee may be increased up to 0.10% of a Fund’s average daily net assets at any time. Each Fund is responsible for paying a portion of shareholder servicing fees to each of the shareholder servicing agents who have written shareholder servicing agreements with a Fund and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of shareholders. The following table details

55

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
the fees incurred by the Funds pursuant to the Shareholder Servicing Plan during the period ended February 28, 2025, as well as the fees owed as of February 28, 2025.

	Fees Incurred	Fees Owed
Column Small Cap Select Fund	$334,259	$109,583
Column Small Cap Fund	$131,891	$42,507
Column Mid Cap Select Fund	$642,540	$211,354
Column Mid Cap Fund	$283,017	$91,420

6. RELATED PARTY TRANSACTIONS
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ administrator under a Fund Servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A. (“U.S. Bank” or the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Expenses incurred by the Funds for the period ended February 28, 2025 and owed as of February 28, 2025 are as follows:

	Incurred	Owed
Administration
Column Small Cap Select Fund	$133,881	$36,350
Column Small Cap Fund	$64,567	$12,541
Column Mid Cap Select Fund	$245,484	$72,786
Column Mid Cap Fund	$117,161	$31,539
Pricing
Column Small Cap Select Fund	$8,584	$2,101
Column Small Cap Fund	$16,971	$5,555
Column Mid Cap Select Fund	$8,051	$1,445
Column Mid Cap Fund	$13,660	$4,141
Transfer Agent
Column Small Cap Select Fund	$18,099	$5,764
Column Small Cap Fund	$14,269	$4,481
Column Mid Cap Select Fund	$23,615	$7,775
Column Mid Cap Fund	$17,083	$5,404
Custody
Column Small Cap Select Fund	$63,889	$27,649
Column Small Cap Fund	$45,379	$17,059
Column Mid Cap Select Fund	$46,564	$16,443
Column Mid Cap Fund	$39,025	$16,958
Chief Compliance Officer
Column Small Cap Select Fund	$4,980	$1,624
Column Small Cap Fund	$4,990	$1,628
Column Mid Cap Select Fund	$4,980	$1,618
Column Mid Cap Fund	$4,897	$1,536

The Funds also have a line of credit with U.S. Bank (see Note 9).
Certain officers of the Funds are also employees of Fund Services. During the period ended February 28, 2025, a Trustee of the Trust was affiliated with Fund Services and U.S. Bank.

56

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, by the Funds during the period ended February 28, 2025, are listed in the following table. There were no purchases or sales of U.S. government securities by the Funds during the period ended February 28, 2025.

	Purchases	Sales
Column Small Cap Select Fund	$604,977,973	$528,644,765
Column Small Cap Fund	$130,322,332	$124,657,558
Column Mid Cap Select Fund	$442,317,808	$266,543,707
Column Mid Cap Fund	$212,778,674	$206,776,735

8. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At February 28, 2025, Pershing LLC, for the benefit of its customers, held 100% of each Fund’s shares outstanding. Pershing LLC is the financial intermediary used by Northwestern Mutual Wealth Management Company’s advisory programs that offer the Funds’ shares.
9. LINE OF CREDIT
The Funds and U.S. Bank, N.A. entered into an umbrella line of credit agreement in the amount of up to $100,000,000, which matures on August 2, 2025. This unsecured line of credit agreement is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions from the Funds. The maximum borrowing cannot exceed 20% of the gross market value or 33.33% of the net market value of a Fund’s unencumbered assets. Interest on amounts borrowed under the line of credit will be accrued at the prime rate. During the six months ended
February 28, 2025, the Funds did not utilize the line of credit.
10. SUBSEQUENT EVENTS
The Funds have evaluated events and transactions that have occurred subsequent to February 28, 2025 through the date the financial statements were issued and determined there were no subsequent events that would require disclosure in the financial statements.
11. RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, and geopolitical confilcts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of a Fund.
12. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying

57

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

58

COLUMN FUNDS
ADDITIONAL INFORMATION
The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Information regarding remuneration paid by the Funds is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

59

Investment Adviser
Mason Street Advisors, LLC
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank, National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Distributor
Northwestern Mutual Investment Services, LLC
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date:	5/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date:	5/6/2025

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date:	5/6/2025

* Print the name and title of each signing officer under his or her signature.